Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	ISCO
Entity Registrant Name	International Stem Cell CORP
Entity Central Index Key	0001355790
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,912,000	$ 654,000	$ 1,337,000
Accounts receivable, net of allowance for doubtful accounts	384,000	273,000	140,000
Inventory, net	1,206,000	1,199,000	1,268,000
Prepaid expenses and other current assets	492,000	456,000	274,000
Total current assets	3,994,000	2,582,000	3,019,000
Property and equipment, net	1,033,000	1,134,000	1,420,000
Intangible assets, net	1,768,000	1,634,000	1,282,000
Deposits and other assets	20,000	20,000	16,000
Total assets	6,815,000	5,370,000	5,737,000
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	430,000	969,000	777,000
Accrued liabilities	746,000	730,000	752,000
Deferred revenue	163,000	233,000	189,000
Related party payable	5,000	5,000	108,000
Advances	250,000	250,000	250,000
Warrants to purchase common stock			38,000
Total current liabilities	1,594,000	2,187,000	2,114,000
Commitments and contingencies
Common stock	112,000	87,000	80,000
Additional paid-in capital	73,672,000	69,945,000	63,995,000
Deficit accumulated during the development stage	(73,504,000)	(71,792,000)	(60,455,000)
Total stockholders' equity (deficit)	280,000	(1,758,000)	3,623,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	6,815,000	5,370,000	5,737,000
Series G
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Related party payable	0		108,000
Preferred stock	4,941,000	4,941,000	0
Series D
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Related party payable		0
Preferred stock
Series A
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock			1,000
Series B
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock		0	0
Series C
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock		$ 2,000	$ 2,000

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Series G	Dec. 31, 2012 Series G	Dec. 31, 2011 Series G	Mar. 31, 2013 Series D	Dec. 31, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2012 Series A	Dec. 31, 2011 Series A	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	Mar. 31, 2013 Series C	Dec. 31, 2012 Series C	Dec. 31, 2011 Series C
Allowance for doubtful accounts receivable	$ 18	$ 4	$ 0
Preferred stock, par value				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000	0	50	50	50	0	5,000,000	5,000,000	5,000,000	5,000,000	3,000,000	3,000,000	3,000,000
Preferred stock, shares issued				5,000,000	5,000,000	0	43	43	43	0	500,000	300,000	300,000	300,000	0	2,000,000	2,000,000
Preferred stock, shares outstanding				5,000,000	5,000,000	0	43	43	43	0	500,000	300,000	300,000	300,000	0	2,000,000	2,000,000
Liquidation preference				$ 5,000	$ 5,000	$ 0	$ 4,320	$ 4,320	$ 4,320	$ 0	$ 615	$ 389	$ 385	$ 367	$ 0	$ 2,507	$ 2,387
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	200,000,000
Common stock, shares issued	112,363,815	87,388,815	80,036,315
Common stock, shares outstanding	112,363,815	87,388,815	80,036,315

Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Revenues
Product sales	$ 1,285	$ 1,077	$ 4,567	$ 4,532	$ 12,198	$ 13,483
Royalties and license					135	135
Total revenue	1,285	1,077	4,567	4,532	12,333	13,618
Development expenses
Cost of sales	334	324	1,272	1,618	4,606	4,940
Research and development	721	937	3,599	4,434	21,893	22,614
Selling and marketing	511	496	2,065	1,475	5,939	6,450
General and administrative	1,419	2,039	7,444	8,360	39,128	40,547
Total development expenses	2,985	3,796	14,380	15,887	71,566	74,551
Loss from development activities	(1,700)	(2,719)	(9,813)	(11,355)	(59,233)	(60,933)
Other income (expense)
Settlement with related company					(93)	(93)
Miscellaneous income (expense)	(15)	1	(65)	(163)	(245)	(260)
Dividend income				1	94	94
Interest expense					(2,225)	(2,225)
Sublease income	3	3	7	11	316	319
Change in market value of warrants		38	38	2,335	(1,357)	(1,357)
Total other income (expense), net	(12)	42	(20)	2,184	(3,510)	(3,522)
Loss before income taxes	(1,712)	(2,677)	(9,833)	(9,171)	(62,743)	(64,455)
Provision for income taxes					7	7
Net loss	(1,712)	(2,677)	(9,833)	(9,171)	(62,750)	(64,462)
Deemed dividend on preferred stock		(1,375)	(1,375)		(1,375)	(1,375)
Dividends on preferred stock		(82)	(129)	(430)	(8,097)	(8,097)
Net loss applicable to common stockholders	$ (1,712)	$ (4,134)	$ (11,337)	$ (9,601)	$ (72,222)	$ (73,934)
Net loss per common share-basic and diluted	$ (0.02)	$ (0.05)	$ (0.13)	$ (0.12)
Weighted average shares-basic and diluted	103,566	82,485	85,936	77,320

Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (USD $)	Total USD ($)	Common Stock USD ($)	Note Subscription On Perpetual Preferred USD ($)	Subscription Receivable on Common Stock USD ($)	Additional Paid-in Capital USD ($)	Deficit accumulated during the Development Stage USD ($)	Members' Deficit USD ($)	Series G USD ($)	Series G Redeemable Preferred Stock USD ($)	Series G Convertible Preferred Stock USD ($)	Series A	Series A Common Stock	Series A Convertible Preferred Stock USD ($)	Series B	Series B Convertible Preferred Stock USD ($)	Series C	Series C Convertible Preferred Stock USD ($)	Series D USD ($)	Series D Convertible Preferred Stock USD ($)	Series E Convertible Preferred Stock USD ($)	Series F Convertible Preferred Stock USD ($)
Balance at Aug. 17, 2001
Members contribution							100,000
Issuance of Common Stock
Net loss							(141,000)
Balance at Dec. 31, 2001							(41,000)
Members contribution							250,000
Issuance of Common Stock
Net loss							(391,000)
Balance at Dec. 31, 2002							(182,000)
Members contribution							195,000
Issuance of Common Stock
Net loss							(519,000)
Balance at Dec. 31, 2003							(506,000)
Members contribution							1,110,000
Issuance of Common Stock
Net loss							(854,000)
Balance at Dec. 31, 2004							(250,000)
Members contribution							780,000
Issuance of Common Stock
Net loss							(1,386,000)
Balance at Dec. 31, 2005							(856,000)
Members contribution							250,000
Effect of the Reorganization Transactions (in shares)		20,000,000
Effect of the Reorganization Transactions	(606,000)	20,000			2,665,000	(3,291,000)	606,000
BTHC transactions (in shares)		2,210,000
BTHC transactions		2,000			(2,000)
Offering costs	(2,778,000)				(2,778,000)
Warrants issued for equity placement services	1,231,000				1,231,000
Issuance of common stock (in shares)		10,437,000
Issuance of common stock	10,382,000	11,000			10,371,000
Issuance of Common Stock
For services (in shares)		1,350,000
For services	1,350,000	1,000			1,349,000
Stock-based compensation	842,000				842,000
Warrants issued for services	222,000				222,000
Warrants issued with promissory note	638,000				638,000
Net loss	(6,584,000)					(6,584,000)
Balance at Dec. 31, 2006	4,697,000	34,000			14,538,000	(9,875,000)
Balance (in shares) at Dec. 31, 2006		33,997,000
Offering costs	(382,000)				(382,000)
Warrants issued for equity placement services	169,000				169,000
Issuance of common stock (in shares)		1,370,000
Issuance of common stock	1,370,000	1,000			1,369,000
Issuance of Common Stock
From exercise of warrants (in shares)		3,000
From exercise of warrants	3,000				3,000
Stock-based compensation	427,000				427,000
Net loss	(6,072,000)					(6,072,000)
Balance at Dec. 31, 2007	212,000	35,000			16,124,000	(15,947,000)
Balance (in shares) at Dec. 31, 2007		35,370,000
Issuance of Preferred Stock (in shares)													1,000,000		550,000		2,000,000
Issuance of Preferred Stock	4,550,000				4,546,000								1,000		1,000		2,000
Warrants issued and beneficial conversion feature	911,000				911,000
Issuance of Common Stock
For services (in shares)		3,041,000
For services	596,000	3,000			593,000
Stock-based compensation	735,000				735,000
Deemed Dividend					1,582,000	(1,582,000)
Net loss	(6,571,000)					(6,571,000)
Balance at Dec. 31, 2008	433,000	38,000			24,491,000	(24,100,000)							1,000		1,000		2,000
Balance (in shares) at Dec. 31, 2008		38,411,000											1,000,000		550,000		2,000,000
Issuance of Preferred Stock	3,682,000				3,682,000
Preferred Stock Subscription
Issuance of Common Stock
For services (in shares)		1,208,000
From conversion of preferred stock (in shares)		3,727,000											(400,000)		(150,000)
For services	942,000	1,000			941,000
From conversion of preferred stock		4,000			(3,000)										(1,000)
From conversion of debt (in shares)		2,000,000
From conversion of debt	500,000	2,000			498,000
From exercise of warrants (in shares)		4,392,000
From exercise of warrants	963,000	4,000	(2,700,000)		3,659,000
From cashless exercise of warrants and options (in shares)		3,510,000
From cashless exercise of warrants and options	283,000	4,000			279,000
For cash (in shares)		2,787,000
For cash	1,400,000	3,000			1,397,000
Stock-based compensation	410,000				410,000
Warrants issued for services	281,000				281,000
Options issued for services	106,000				106,000
Deemed Dividend	(869,000)				3,163,000	(4,032,000)
Cumulative effect adjustment-warrant liabilities	(1,274,000)				(1,704,000)	430,000
Equity placement shares	(250,000)				(250,000)
Deemed dividend on preferred stock	(364,000)					(364,000)
Net loss	(8,513,000)		(9,000)			(8,504,000)
Balance at Dec. 31, 2009	(2,270,000)	56,000	(2,709,000)		36,950,000	(36,570,000)							1,000				2,000
Balance (in shares) at Dec. 31, 2009		56,035,000											600,000		400,000		2,000,000
Preferred Stock Subscription (in shares)																					1,000
Preferred Stock Subscription	0																				0
Issuance of Common Stock
For services (in shares)		749,000
For services	1,085,000	1,000			1,084,000
From conversion of preferred stock and options (in shares)		800,000											(100,000)		(100,000)						(1,000)
From conversion of preferred stock and options		1,000			(1,000)
From exercise of warrants (in shares)		5,063,000
From exercise of warrants	1,493,000	5,000	(3,254,000)	(5,000)	4,747,000
From cashless exercise of warrants and options (in shares)		1,531,000
From cashless exercise of warrants and options	1,538,000	2,000			1,536,000
For cash (in shares)		10,593,000
For cash	10,190,000	10,000			10,181,000
Stock-based compensation	2,068,000				2,068,000
Warrants reclassified to equity	805,000				805,000
Deemed dividend on preferred stock	(1,037,000)					(1,037,000)
Accrued and paid dividend on preferred stock	(524,000)					(524,000)
Swap notes Receivable and Perpetual Preferred Stock	4,763,000		5,963,000		(1,200,000)
Net loss	(12,723,000)					(12,723,000)
Balance at Dec. 31, 2010	5,389,000	75,000		(5,000)	56,170,000	(50,854,000)							1,000				2,000				0
Balance (in shares) at Dec. 31, 2010		74,771,000											500,000		300,000		2,000,000
Issuance of Common Stock
For services (in shares)		150,000
For services	303,000				303,000
From cashless exercise of warrants (in shares)		55,000
From cashless exercise of warrants	26,000				26,000
From exercise of options and warrants (in shares)		1,060,000
From exercise of options and warrants	527,000	1,000			526,000
For cash (in shares)		4,000,000
For cash	3,358,000	4,000			3,354,000
Stock-based compensation	3,541,000				3,541,000
Warrants issued for services	75,000				75,000
Warrants issued with promissory note	75,000
Stock subscription	5,000			5,000
Accrued dividend on preferred stock	(430,000)					(430,000)												(108,000)
Net loss	(9,171,000)					(9,171,000)
Balance at Dec. 31, 2011	3,623,000	80,000			63,995,000	(60,455,000)							1,000				2,000				0
Balance (in shares) at Dec. 31, 2011		80,036,000											500,000		300,000		2,000,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59 (in shares)										5,000,000
Issuance of convertible redeemable Series G preferred stock, net of issuance costs of $59										4,941,000
Beneficial conversion feature for Series G preferred stock	1,375,000				1,375,000					(1,375,000)
Issuance of Common Stock
For services (in shares)		335,000
From conversion of preferred stock (in shares)		2,000,000											(500,000)
For services	59,000				59,000
From conversion of preferred stock		2,000			(1,000)								(1,000)
For cash (in shares)		5,000,000
For cash	2,084,000	5,000			2,079,000
From exercise of options (in shares)		18,000
From exercise of options	4,000				4,000
Stock-based compensation	2,361,000				2,361,000
Warrants issued for services	73,000				73,000
Warrants issued with promissory note	73,000
Accrued dividend on preferred stock	(222,000)					(222,000)				93,000								0
Reversal of dividend accreted	93,000					93,000		93,000		(93,000)
Deemed dividend on preferred stock	(1,375,000)					(1,375,000)				1,375,000
Accrued and paid dividend on preferred stock								(1,375,000)
Net loss	(9,833,000)					(9,833,000)
Balance at Dec. 31, 2012	(1,758,000)	87,000			69,945,000	(71,792,000)				4,941,000
Balance (in shares) at Dec. 31, 2012		87,389,000								5,000,000					300,000
Issuance of Common Stock
From conversion of debt (in shares)																8,000,000
Balance at Jan. 22, 2013
Balance at Dec. 31, 2012	(1,758,000)	87,000			69,945,000	(71,792,000)											2,000
Balance (in shares) at Dec. 31, 2012		87,389,000													300,000		2,000,000
Issuance of Common Stock
For services (in shares)		650,000
From conversion of preferred stock (in shares)		8,000,000															(2,000,000)
For services	68,000	1,000			67,000
From conversion of preferred stock		8,000			(6,000)												(2,000)
For cash (in shares)	16,325,000	16,325,000
For cash	3,273,000	16,000			3,257,000
Stock-based compensation	409,000				409,000
Warrants issued with promissory note	0
Accrued dividend on preferred stock																		0
Reversal of dividend accreted								93,000
Accrued and paid dividend on preferred stock								(1,375,000)										(2,480,000)
Net loss	(1,712,000)					(1,712,000)
Balance at Mar. 31, 2013	$ 280,000	$ 112,000			$ 73,672,000	$ (73,504,000)				$ 4,941,000
Balance (in shares) at Mar. 31, 2013		112,364,000								5,000,000					300,000

Condensed Consolidated Statements of Changes in Redeemable Convertible Preferred Stock, Members' Deficit and Stockholders' Equity (Deficit) (Parenthetical) (Convertible Preferred Stock, Series G, USD $)
In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Convertible Preferred Stock | Series G
Issuance cost on issue of convertible redeemable Series G preferred stock	$ 59

Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities
Net loss	$ (1,712,000)	$ (2,677,000)	$ (9,833,000)	$ (9,171,000)	$ (62,750,000)	$ (64,462,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	116,000	125,000	474,000	494,000	1,916,000	2,032,000
Accretion of discount on notes payable					103,000	103,000
Accretion of discount on bridge loans					638,000	638,000
Warrants issued for services	0	36,000	73,000	75,000	370,000	370,000
Non-cash compensation expense	409,000	685,000	2,361,000	3,540,000	10,771,000	11,180,000
Common stock issued for services	68,000		59,000	303,000	4,356,000	4,424,000
Change in market value of warrants		(38,000)	(38,000)	(2,335,000)	1,357,000	1,357,000
Amortization of discount on convertible debt					1,081,000	1,081,000
Allowance for inventory obsolescence	4,000	(15,000)	(40,000)	61,000	36,000	39,000
Interest on perpetual preferred stock notes receivable					(35,000)	(35,000)
Loss on disposal of fixed assets			56,000	24,000	80,000	80,000
Impairment of intangible assets	19,000	18,000	190,000	3,000	193,000	212,000
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(111,000)	(117,000)	(133,000)	599,000	(273,000)	(384,000)
(Increase) decrease in inventory, net	(11,000)	55,000	109,000	(473,000)	(1,235,000)	(1,246,000)
(Increase) decrease in prepaid assets and other assets	(36,000)	(23,000)	(182,000)	(46,000)	(456,000)	(492,000)
(Increase) decrease in deposits			(4,000)	24,000	(20,000)	(20,000)
Increase (decrease) in accounts payable	(539,000)	(58,000)	192,000	302,000	1,077,000	538,000
Increase (decrease) in accrued expenses	16,000	61,000	(22,000)	207,000	1,015,000	1,032,000
Increase (decrease) in deferred revenue	(70,000)	(77,000)	44,000	(571,000)	233,000	163,000
Increase (decrease) in related party payable			5,000		(160,000)	(160,000)
Net cash used in operating activities	(1,847,000)	(2,025,000)	(6,689,000)	(6,964,000)	(41,703,000)	(43,550,000)
Investing activities
Purchases of property and equipment		(44,000)	(197,000)	(565,000)	(2,686,000)	(2,686,000)
Proceeds from sale of fixed assets			7,000		7,000	7,000
Payments for patent licenses and trademarks	(168,000)	(172,000)	(596,000)	(376,000)	(2,277,000)	(2,445,000)
Net cash used in investing activities	(168,000)	(216,000)	(786,000)	(941,000)	(4,956,000)	(5,124,000)
Financing activities
Proceeds from Members' contributions					2,685,000	2,685,000
Proceeds from issuance of common stock	3,289,000	2,084,000	2,084,000	3,358,000	28,882,000	32,171,000
Proceeds from issuance of preferred stock		4,941,000	4,941,000		17,202,000	17,202,000
Proceeds from issuance of convertible promissory notes					2,100,000	2,100,000
Proceeds from exercise of warrants and options			4,000	532,000	992,000	992,000
Payment of preferred stock dividends		(108,000)	(237,000)	(430,000)	(1,320,000)	(1,320,000)
Payment of promissory notes					(2,203,000)	(2,203,000)
Payment of offering costs	(16,000)				(1,760,000)	(1,776,000)
Proceeds from convertible debt, advances and loan payable					1,360,000	1,360,000
Payment of loan payable					(625,000)	(625,000)
Net cash provided by financing activities	3,273,000	6,917,000	6,792,000	3,460,000	47,313,000	50,586,000
Net (decrease) increase in cash and cash equivalents	1,258,000	4,676,000	(683,000)	(4,445,000)	654,000	1,912,000
Cash and cash equivalents, beginning of period	654,000	1,337,000	1,337,000	5,782,000
Cash and cash equivalents, end of period	1,912,000	6,013,000	654,000	1,337,000	654,000	1,912,000
Supplemental disclosures of cash flow information:
Cash paid for interest					372,000	372,000
Cash paid for income taxes					11,000	11,000
Non-cash financing activities:
Discount on convertible debt from beneficial conversion feature					641,000	641,000
Discount on convertible debt from warrants					270,000	270,000
Accretion of preferred stock dividends		18,000	93,000		93,000	93,000
Deemed dividend on preferred stock		1,375,000	1,375,000		8,058,000	8,058,000
Reversal of preferred dividends accreted			(93,000)		(93,000)	(93,000)
Conversion of debt to common stock					500,000	500,000
Warrants issued for placement agent services					1,231,000	1,231,000
Warrants issued with promissory notes					638,000	638,000
Non-cash sale of preferred stock					382,000	382,000
Dividend on preferred stock exchanged for note receivable					95,000	95,000
Conversion of preferred stock					2,000	2,000
Cashless exercise of warrants				$ 26,000	$ 1,847,000	$ 1,847,000

Organization and Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization and Significant Accounting Policies

1. Organization and Significant Accounting Policies

Business Combination and Corporate Restructure

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from our human parthenogenetic stem cell technologies.

Going Concern

The Company continues in the development stage and as such has accumulated losses from inception and expects to incur additional losses in the near future. The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $620,000 per month, excluding capital expenditures and patent costs averaging $60,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2013. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements were prepared assuming that the Company is a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. In the first quarter of 2013, to obtain funding for working capital purposes, the Company sold a total of 16,325,000 shares of common stock raising $3,289,000. For further discussion, see Note 6, Capital Stock.

In May 2013, we filed an amendment to our pending registration statement with the Securities and Exchange Commission that, following effectiveness, would allow us to raise up to $5 million from the sale of common stock and warrants. However, this is a “best efforts” offering and we cannot predict the timing or amount of any funds that we may actually receive, if any.

Basis of Presentation

International Stem Cell Corporation was formed in June 2006. BTHC III, Inc. was a shell company that had no operations and no net assets. For accounting purposes the acquisition has been treated as a recapitalization of BTHC III with ISC California as the accounting acquirer (reverse acquisition). The historical statements prior to June 2006 are those of Lifeline Cell Technology, LLC, the wholly-owned subsidiary of ISC California.

The Company is a development-stage company with no revenue generated from its operations in therapeutic and biomedical products development through research and development efforts. To date, the Company has generated limited and unpredictable revenue to support its core therapeutic research and development efforts.

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q.

These financial statements do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to consolidated financial statements included in the annual report on Form 10-K of International Stem Cell Corporation and Subsidiaries for the year ended December 31, 2012. When used in these notes, the terms “Company,” “we,” “us,” or “our” mean International Stem Cell Corporation and all entities included in our unaudited condensed consolidated financial statements.

In the opinion of management, the unaudited condensed consolidated financial information for the interim periods presented reflects all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the Company’s consolidated results of operations, financial position and cash flows. The unaudited condensed consolidated financial statements and the related notes should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 10-K. Operating results for interim periods are not necessarily indicative of the operating results for any other interim period or an entire year.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of March 31, 2013 and December 31, 2012, the Company had an allowance for bad debt totaling $18,000 and $4,000, respectively.

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost of $2,232,000 and $2,083,000 at March 31, 2013 and December 31, 2012, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense for the three months ended March 31, 2013 and 2012 amounted to $15,000 and $17,000, respectively, and is included in research and development expense. Accumulated amortization as of March 31, 2013 and December 31, 2012 was $464,000 and $449,000, respectively. Additional information regarding patents and patent licenses is included in Note 4.

Long-lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company did not recognize material impairments on its long-lived assets during the three months ended March 31, 2013 and 2012.

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has expired. LSC’s revenue accounted for 51% of total revenue during the three months ended March 31, 2013 and 2012. LCT contributed 49% of total revenue during the three months ended March 31, 2013 and 2012.

Deferred Revenue

The Company recognizes revenue from LSC products when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day right of return guarantee and therefore, the Company defers all revenue associated with these product sales until the 30-day guarantee has expired. In addition, all costs associated with these product sales are reclassified against the deferred revenue account so that the net deferred revenue balance is presented. At March 31, 2013 and December 31, 2012, net deferred revenue totaled $163,000 and $233,000, respectively.

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Fair Value Measurements

On January 1, 2008, the Company adopted authoritative guidance for fair value measurements and fair value disclosures. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level	1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level	2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level	3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of March 31, 2013 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$1,505	$1,505	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2011	$38
Issuances	—
Adjustments to estimated fair value	(38)

Ending balance at December 31, 2012	—
Issuances	—
Adjustments to estimated fair value due to expiry	—

Ending balance at March 31, 2013	$—

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of March 31, 2013 and December 31, 2012 approximate their fair values because of the short-term nature of those instruments.

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At March 31, 2013, there were 822,500 non-vested restricted shares, 9,462,500 warrants, and 15,864,448 vested and 6,811,745 non-vested stock options outstanding; and at December 31, 2012, there were 335,000 non-vested restricted shares, 3,500,000 warrants, and 15,407,902 vested and 7,969,230 non-vested stock options outstanding. These restricted shares, options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the three months ended March 31, 2013 and 2012 or the period from inception through March 31, 2013.

Recent Accounting Pronouncements

There were no new accounting pronouncements during the three months ended March 31, 2013, as compared to the recent accounting pronouncements described in the Annual Report on Form 10-K for the fiscal year ended December 31, 2012, that are of significance, or potential significance, to the Company.

1. Organization and Significant Accounting Policies

BUSINESS COMBINATION AND CORPORATE RESTRUCTURE

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from our human parthenogenetic stem cell technologies.

Going Concern

The Company continues in the development stage and as such has accumulated losses from inception and expects to incur additional losses in the near future. The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $580,000 per month, excluding capital expenditures and patent costs averaging $70,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2013. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements were prepared assuming that the Company is a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. From January through March 15, 2013, to obtain funding for working capital purposes, the Company sold a total of 16,325,000 shares of common stock raising $3,289,000. For further discussion, see Note 11, Subsequent Events.

In October 2012 we filed a registration statement with the SEC that, following effectiveness, would allow us to raise up to $15 million from the sale of common stock and warrants. However, this is a “best efforts” offering and we cannot predict the timing or amount of any funds that we may actually receive.

Basis of Presentation

International Stem Cell Corporation was formed in June 2006. BTHC III, Inc. was a shell company that had no operations and no net assets. For accounting purposes the acquisition has been treated as a recapitalization of BTHC III with ISC California as the accounting acquirer (reverse acquisition). The historical statements prior to June 2006 are those of Lifeline Cell Technology, a wholly-owned subsidiary of ISC California.

The Company is a development-stage company with no revenue generated from its principal operations in therapeutic and biomedical product development through research and development efforts. To date the Company has generated limited and unpredictable revenue to support our core therapeutic research and development efforts.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of December 31, 2012, the Company had an allowance for doubtful accounts totaling $4,000. As of December 31, 2011, the Company did not have an allowance for doubtful accounts as all accounts receivable were deemed collectible.

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost of $2,083,000 and $1,677,000 at December 31, 2012 and 2011, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense for the years ended December 31, 2012 and 2011 amounted to $54,000 and $77,000, respectively, and is included in research and development expense. Accumulated amortization as of December 31, 2012 and 2011 was $449,000 and $395,000, respectively. Additional information regarding patents and patent licenses is included in Note 4.

Long-Lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company recognized $190,000 and $3,000 of impairments on its long-lived assets during the years ended December 31, 2012 and 2011, respectively.

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has expired. LCT contributed 52% and 47% of total revenue in 2012 and 2011, respectively. LSC’s revenue accounted for 48% and 53% of total revenue in 2012 and 2011, respectively.

Deferred Revenue

The Company recognizes revenue from LSC products when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day right of return guarantee and therefore, the Company defers all revenue associated with these product sales until the 30-day guarantee has expired. In addition, all costs associated with these product sales are reclassified against the deferred revenue account so that the net deferred revenue balance is presented. At December 31, 2012 and 2011, net deferred revenue totaled $233,000 and $189,000, respectively.

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Fair Value Measurements

On January 1, 2008, the Company adopted authoritative guidance for fair value measurements and fair value disclosures. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2011 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$470	$470	$—	$—

LIABILITIES:
Warrants to purchase common stock	$38	$—	$—	$38

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2010	$2,400
Issuances	—
Adjustments to estimated fair value	(2,362)

Ending balance at December 31, 2011	38
Issuances	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	$—

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values, and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options, as well as Monte-Carlo valuation method for certain warrants. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of December 31, 2012 and 2011 approximate their fair values because of the short-term nature of those instruments. The fair value of certain warrants was determined at each reporting date in 2011 using the Monte-Carlo valuation methodology; however, all warrants requiring such valuations expired in the first quarter of 2012.

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At December 31, 2012, there were 335,000 non-vested restricted shares, 3,500,000 warrants, and 15,407,902 vested and 7,969,230 non-vested stock options outstanding; and at December 31, 2011, there were 6,569,550 warrants, and 11,842,841 vested and 11,141,598 non-vested stock options outstanding. These restricted shares, options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended December 31, 2012 and 2011 or the period from inception through December 31, 2012.

Recent Accounting Pronouncements

There were no new accounting pronouncements during the year ended December 31, 2012, as compared to the recent accounting pronouncements described in the Annual Report on Form 10-K for the fiscal year ended December 31, 2011, that are of significance, or potential significance, to the Company.

Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inventory

2. Inventory

Inventories are accounted for using the first-in, first-out (FIFO) method for Lifeline Skin Care products, and specific identification method for Lifeline Cell Technology products. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	March 31, 2013	December 31, 2012
Raw materials	$280	$276
Work in process	237	211
Finished goods	728	748

Total	1,245	1,235
Less: allowance for inventory obsolescence	(39)	(36)

Inventory, net	$1,206	$1,199

2. Inventory

Inventories are accounted for using the first-in, first-out (FIFO) method for Lifeline Skin Care products, and specific identification method for Lifeline Cell Technology products. Lab supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$276	$265
Work in process	211	285
Finished goods	748	794

Total	1,235	1,344
Less: allowance for inventory obsolescence	(36)	(76)

Inventory, net	$1,199	$1,268

Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	March 31, 2013	December 31, 2012
Machinery and equipment	$1072	$1,072
Computer equipment	347	347
Office equipment	225	225
Leasehold improvements	830	830

	2,474	2,474
Less: accumulated depreciation and amortization	(1,441)	(1,340)

Property and equipment, net	$1,033	$1,134

3. Property and Equipment

Property and equipment consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Machinery and equipment	$1,072	$969
Computer equipment	347	358
Office equipment	225	217
Leasehold improvements	830	816

	2,474	2,360
Less: accumulated depreciation and amortization	(1,340)	(940)

Property and equipment, net	$1,134	$1,420

Depreciation expense for the years ended December 31, 2012 and 2011 were $420,000 and $417,000, respectively.

Patent Licenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Patent Licenses

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc. (“ACT”) for patent rights and paid ACT $340,000 in option and license fees. On February 13, 2004, LCT and ACT amended the Option agreement and LCT paid ACT additional option fees of $22,500 for fees related to registering ACT’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with ACT for the exclusive worldwide patent rights for the following ACT technologies: UMass IP, ACT IP and Infigen IP, which terms are summarized below. The additional license fees aggregate a total of $400,000 and were secured by separate convertible promissory notes. The notes bore no interest unless they were not repaid at maturity, in which event they shall thereafter bear interest at an annual rate equal the lesser of 10% or the maximum non-usurious rate legally allowed.

The notes could be converted at the option of ACT into the first equity financing of LCT with cash proceeds in excess of $5,000,000 under the following conditions: i) Upon the consummation of the First Equity Financing; or ii) Immediately prior to the closing of any merger, sale or other consolidation of the Company or of any sale of all or substantially all assets of the Company which occurs prior to the First Equity Financing (an “Acquisition Event”). Notwithstanding the above, and only in the event that a conversion resulting from such Acquisition Event would result in a security not traded on a national stock exchange (including NASDAQ and NASDAQ small cap), upon written notice to the Company not later than five days after the consummation of the Acquisition Event and notice of the Acquisition Event to the holder of the note, the holder may elect to receive payment in cash of the entire outstanding principal of this Note. On February 7, 2013, the Company and ACT entered into Amended and Restated License Agreements for the purpose of completely amending and restating the terms of the license agreements. Under the terms of the Amendment the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from ATC and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology. Pursuant to the Amendment all minimum R&D requirements and all milestone payments due to ACT under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement, and its obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement.

As of March 31, 2013, the total amount capitalized related to the acquired ACT licenses was $747,000, and $1,485,000 related to the other patent acquisition costs.

At March 31, 2013, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013 (remaining nine months)	45
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,558

4. Patent Licenses

On December 31, 2003, LCT entered into an Option to License Intellectual Property agreement with Advanced Cell Technology, Inc. (“ACT”) for patent rights and paid ACT $340,000 in option and license fees. On February 13, 2004, LCT and ACT amended the Option agreement and LCT paid ACT additional option fees of $22,500 for fees related to registering ACT’s patents in selected international countries.

On May 14, 2004, LCT amended the licensing agreement with ACT for the exclusive worldwide patent rights for the following ACT technologies: UMass IP, ACT IP and Infigen IP, which terms are summarized below. The additional license fees aggregate a total of $400,000 and were secured by separate convertible promissory notes. The notes bore no interest unless they were not repaid at maturity, in which event they shall thereafter bear interest at an annual rate equal the lesser of 10% or the maximum non-usurious rate legally allowed.

The notes could be converted at the option of ACT into the first equity financing of LCT with cash proceeds in excess of $5,000,000 under the following conditions: i) Upon the consummation of the First Equity Financing; or ii) Immediately prior to the closing of any merger, sale or other consolidation of the Company or of any sale of all or substantially all assets of the Company which occurs prior to the First Equity Financing (an “Acquisition Event”). Notwithstanding the above, and only in the event that a conversion resulting from such Acquisition Event would result in a security not traded on a national stock exchange (including NASDAQ and NASDAQ small cap), upon written notice to the Company not later than five days after the consummation of the Acquisition Event and notice of the Acquisition Event to the holder of the note, the holder may elect to receive payment in cash of the entire outstanding principal of this Note. On February 7, 2013 the Company and ACT entered into Amended and Restated License Agreements for the purpose of completely amending and restating the terms of the license agreements. For further discussion, see Note 11, Subsequent Events.

On December 21, 2007 ACT elected to receive payment and was paid in cash in-lieu of conversion of the notes. As of December 31, 2012, the Company still maintained an obligation to pay royalties and other fees in accordance with the following schedule (in thousands, except percentages and sales thresholds):

	UMass IP	ACT IP	Infigen IP
License fee	$150	$225	$25
Royalty rates	3% to 12%	3% to 10%	3% to 10%
Minimum royalties
At 12 months	$15	$15	$8
At 24 months	$30	$38	$8
At 36 months	$45	$61	$7
Annually thereafter	$60	$75	$15
Milestone payments
First commercial product	$250	$250	$250
Sales reaching $5,000,000	$500	$500	$500
Sales reaching $10,000,000	$1,000	$1,000	$1,000

As of December 31, 2012, the total amounts capitalized related to the acquired ACT licenses were $747,000, and $1,336,000 related to other patent acquisition costs.

At December 31, 2012, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013	$60
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,573

Advances	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Advances

5. Advances

Advance

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“Bio Time”), where Bio Time will pay an advance of $250,000 to Lifeline Cell Technology, a wholly-owned subsidiary of International Stem Cell Corporation, to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of March 31, 2013 no revenues were realized from this agreement.

	March 31, 2013	December 31, 2012
BioTime, Inc. (in thousands)	$250	$250

5. Advances

Advance

On June 18, 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”), where BioTime will pay an advance of $250,000 to Lifeline Cell Technology, a wholly-owned subsidiary of International Stem Cell Corporation, to produce, make, and distribute Joint Products. The $250,000 advance will be paid down with the first $250,000 of net revenues that otherwise would be allocated to LCT under the agreement. As of December 31, 2012, no revenues were realized from this agreement.

	December 31, 2012	December 31, 2011
BioTime, Inc. (in thousands)	$250	$250

Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock

6. Capital Stock

As of December 31, 2006, the Company was authorized to issue 200,000,000 shares of common stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share. In May 2012, the Company amended its Certificate of Incorporation to increase the authorized number of shares of common stock to 300,000,000.

In October 2006, the board of directors of BTHC III approved a stock split of 4.42 shares to 1. As a result of the split, the outstanding common stock of BTHC III increased from 500,000 to 2,209,993 shares. Pursuant to the Share Exchange Agreement, each share of International Stem Cell Corporation common stock was exchanged for one share of BTHC III common stock. All numbers in the financial statements and notes to the financial statements have been adjusted to reflect the stock split for all periods presented.

On December 27, 2006, the Company’s Board of Directors and holders of a majority of the outstanding shares approved an increase in the authorized capital stock of the Company to 200,000,000 shares of Common Stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share.

In December 2006, the Company issued 1,350,000 shares of common stock, 350,000 of such shares in consideration for legal consulting services relating to the reverse merger and 1,000,000 shares in consideration for a contract to provide investor relations services which commenced September 1, 2006 for a period of one year.

In January and February 2007, ISC California completed the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from sale finalized in 2007 were $1,157,000 net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitled the holder thereof to purchase through February, 2012 that number of shares of common stock for $1.00 each.

Series A Preferred Stock

On January 15, 2008, to raise funds, the Company entered into a subscription agreement with accredited investors for the sale of between 1,000,000 and 5,000,000 of Series A Preferred Stock (“Series A Preferred”). Series A Units consist of one share of Series A Preferred and two Warrants (“Series A Warrants”) to purchase common stock for each $1.00 invested. The Series A Preferred was convertible into shares of common stock at market price on the date of the first finance closing, but not to exceed $1 per share and the Series A Warrants are exercisable at $0.50 per share. The Series A Preferred has an anti-dilution clause whereby, if the Company issues $1 million or more of equity securities or securities convertible into equity at a price below the respective exercise prices of the Series A Preferred or the Series A Warrant shall be adjusted downward to equal the price of the new securities. The Series A Preferred has priority on any sale or liquidation of the Company equal to the purchase price of the Series A Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series A Preferred a dividend of the amount of the dividend the Series A Preferred holder would receive if the shares were converted just prior to the dividend declaration.

Each share of Series A Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. On March 30, 2012, the holder of the remaining 500,000 shares of Series A Preferred Stock, converted his shares to a total of 2,000,000 shares of common stock. In May 2012, the Company filed a Certificate of Elimination for the Series A Preferred Stock to remove the powers, designations, preferences, privileges and other rights of the Series A Preferred Stock.

Series B Preferred Stock

On May 12, 2008, to obtain funding for working capital, the Company entered into a series of subscription agreements with five accredited investors for the sale of a total of 400,000 Series B Units, each Series B Unit consisting of one share of Series B Preferred Stock (“Series B Preferred”) and two Series B Warrants (“Series B Warrants”) to purchase common stock for each $1.00 invested.

The total purchase price received by the Company was $400,000. The Series B Preferred is convertible into shares of common stock at the initial conversion ratio of two shares of common stock for each share of Series B Preferred converted (which was established based on an initial conversion price of $0.50 per share), and the Series B Warrants were exercisable at $0.50 per share until five years from the issuance of the Series B Warrants. The Series B Preferred and Series B Warrants contained anti-dilution clauses whereby, (subject to the exceptions contained in those instruments) if the Company issues equity securities or securities convertible into equity at a price below the respective conversion price of the Series B Preferred or the exercise price of the Series B Warrant, such conversion and exercise prices shall be adjusted downward to equal the price of the new securities, which has been triggered and the new price of the warrants was set at $0.25. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the current conversion price of the Series B Preferred Stock to $0.20. The Series B Preferred has a priority (senior to the shares of common stock, but junior to the shares of Series A Preferred Stock) on any sale or liquidation of the Company equal to the purchase price of the Series B Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series B Preferred holder a dividend equal to the amount of the dividend the Series B Preferred holder would receive if the Series B Preferred were converted just prior to the dividend declaration. Each share of Series B Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As of March 31, 2013 and December 31, 2012, the Company had 300,000 shares of the Series B Preferred Stock issued and outstanding.

Fair Value of Warrants Issued with Series A and B Preferred Stock

In accordance with the applicable authoritative guidance, the Company allocated the proceeds of the Series A and B preferred stock according to the value of the convertible preferred stock and the warrants based on their relative fair values. Fair value of the warrants issued with the Series A and Series B were determined using the Black-Scholes valuation model using risk-free interest rates of 3% and 3.37%, volatility rate of 65.0% and 57.9%, term of five years, and exercise price of $0.50.

In connection with the Series A and B rounds of financing, each investor received a warrant to purchase up to a number of shares of common stock for $1.00 per share. Subsequently, the exercise price for those warrants was adjusted down to $0.25 per share.

In August 2008, in accordance with the anti-dilution provisions of the securities, the conversion rates and exercise price were reduced to $0.25. Estimated adjusted fair value of the warrants was determined using the Black-Scholes valuation model using risk-free interest rate of 3%, volatility rate of 57.9%, term of five years, and exercise price of $0.25. For Series A and Series B, the beneficial conversion feature and warrants were adjusted to $553,000 and $193,000, and $308,000 and $110,000, respectively.

During the second quarter of 2010, the holders of the warrants issued to the purchasers of Series A and B Preferred Stock signed a waiver to give up their rights to the anti-dilution provisions related to the warrants and the exercise price is now fixed at $0.25. The modification to the warrants resulted in the change in classification from a liability to equity and the warrants were re-valued at the date of modification. The revaluation of the warrants resulted in a reduction in the warrant value of $5,276,000 which was recorded as a credit to income. The adjusted value of the warrants of $804,971 was reclassified to Additional Paid-in Capital, thus eliminating any fair value of outstanding warrant liability as of June 30, 2010.

Series C Preferred Stock

On August 20, 2008, to obtain funding for working capital, the Company entered into a subscription agreement with an accredited investor (the “Series C Investor”) to sell for $3,000,000 up to 3,000,000 shares of Series C Preferred Stock (“Series C Preferred”) at a price of $1.00 per Series C Preferred share. The Series C Preferred will be convertible into shares of common stock at $0.25 per share. The Series C Preferred had an anti-dilution clause whereby, if the Company issues 250,000 shares or more of equity securities or securities convertible into equity at a price below the conversion price of the Series C Preferred, the conversion price of the Series C Preferred shall be adjusted downward to equal the price of the new securities. The Series C Preferred shall have priority over the common stock on any sale or liquidation of the Company equal to the purchase price of the Series C Preferred Stock, plus a liquidation premium of 6% per year, but such payment may be made only after payment in full of the liquidation preferences of the Series A and Series B Preferred Stock then outstanding. If the Company elects to declare a dividend in any year, it must first pay to the Series C Preferred a dividend in the amount of the dividend the Series C Preferred holder would receive if converted just prior to the dividend declaration. Each share of Series C Preferred shall have the same voting rights as the number of shares of common stock into which it would be convertible on the record date. 700,000 shares of Series C Preferred Stock were sold on August 20, 2008, and 1,300,000 shares of Series C Preferred Stock were sold on September 23, 2008. The beneficial conversion feature for the Series C preferred stock is $720,000. All the Series C Preferred Stock was issued to X-Master Inc., which is a related party and affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director. As of December 31, 2012, the Company had 2,000,000 shares of the Series C Preferred Stock issued and outstanding. On January 22, 2013, the holders of Series C Preferred Stock converted all of the outstanding shares of Series C Preferred Stock into common stock at $0.25 per share, or a total of 8,000,000 shares of common stock. On April 10, 2013, the Company filed a Certificate of Elimination for the Series C Preferred Stock. The Certificate of Elimination amended the provisions of the Certificate of Incorporation of the Company to eliminate the powers, designations, preferences, privileges and other rights of the Series C Preferred Stock.

Series D Preferred Stock

On December 30, 2008, to obtain funding for both working capital and the eventual repayment of the outstanding obligation under the OID Senior Secured Convertible Note with a principal amount of $1,000,000 issued in May 2008, the Company entered into a Series D Preferred Stock Purchase Agreement (the “Series D Agreement”) with accredited investors (the “Investors”) to sell for up to $5,000,000 up to 50 shares of Series D Preferred Stock (“Series D Preferred”) at a price of $100,000 per Series D Preferred share. The sale of the Series D Preferred closed on the following schedule: (1) 10 shares were sold on December 30, 2008; (2) 10 shares were sold on February 5, 2009; and (3) 10 shares were sold on each of March 20, 2009, and June 30, 2009 and 3 shares on September 30, 2009. The Company raised a total of $4,700,000 in the Series D Preferred Stock round. The beneficial conversion feature from the Series D Preferred Stock is recognized as deemed dividend totaling $2,480,000. Of the Series D Preferred Stock issued, 10 shares of the Series D Preferred Stock was issued to X-Master Inc., which is a related party and affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director and 33 shares of the Series D Preferred Stock was issued to our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin. As of March 31, 2013 and December 31, 2012, we had 43 shares of the Series D Preferred Stock issued and outstanding. Historically, the Series D Preferred Stock earned cumulative dividends at a rate of 10% per annum through December 31, 2011 and 6% per annum effective January 1, 2012, payable 15 days after each quarter end. On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into a Waiver Agreement (the “Waiver Agreement”) pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement.

On December 4, 2012, the holders of all of the outstanding shares of Series D Preferred Stock executed a Waiver of Anti-Dilution Rights (the “Anti-Dilution Waiver”) pursuant to which such holders waived all anti-dilution adjustment rights under the Certificate of Designation for the Series D Preferred Stock in connection with the offering of securities pursuant to the registration statement originally filed with the Securities and Exchange Commission on October 18, 2012, including the shares issuable on exercise of all warrants registered hereunder. The Anti-Dilution Waiver does not apply to any future issuances of securities which would otherwise trigger anti-dilution adjustments under the Certificate of Designation for the Series D Preferred Stock. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the current conversion price of the Series D Preferred Stock to $0.20.

During the three months ended March 31, 2013 and 2012, dividends of $0 and $108,000 were paid to the holders, respectively. As of March 31, 2013 and December 31, 2012, Series D Preferred Stock dividends of $0 and $0 were accrued, respectively.

Series E Preferred Stock

On June 30, 2009, the Company entered into a definitive agreement with Optimus Capital Partners, LLC (“Investor”) for a $5 million investment commitment. The transaction was structured whereby the Company could draw down funds as needed, but had no obligations to make draws or use these funds if not needed. As funds were drawn down, the Company issued Series E Preferred Stock (the “Preferred Stock”). The Preferred Stock was not convertible into common stock and could be redeemed by the Company after one year. Each issue of Preferred Stock was accompanied by the issuance of five-year warrants to purchase common stock at 100% of the closing price of the company’s common stock on the day prior to the date the company gave notice of its election to draw funds. The total exercise value of warrants issued equaled 135% of the drawdown amount. Dividends on the Preferred Stock were payable in additional shares of non-convertible Preferred Stock at the rate of 10% per annum. A commitment fee of $250,000, payable in shares of common stock, was made to the Investor. As part of the agreement, the Company filed a registration statement on July 31, 2009, which was declared effective on September 30, 2009. The investment was used to fund operations and working capital needs of the Company and expand its scientific research.

On July 31, 2009, the Company filed a registration statement with the Securities and Exchange Commission as part of the Preferred Stock Purchase Agreement the Company signed on June 30, 2009, between International Stem Cell Corporation and Optimus Capital Partners. Per the agreement, the Company was required to use its best efforts to promptly file (but in no event later than 30 days after the Effective Date) and cause to become effective as soon as possible a Registration Statement for the sale of all Common Shares. Each Registration Statement was required to comply when it became effective, and, as amended or supplemented, at the time of any Tranche Notice Date, Tranche Closing Date, or issuance of any Common Shares, and at all times during which a prospectus was required by the Act to be delivered in connection with any sale of Common Shares, to comply, in all material respects, with the requirements of the Act. The Company is and has been in compliance with all applicable requirements of that agreement.

To create the Series E Preferred sold to the Investor under the Agreement, on June 30, 2009, the Company amended its Certificate of Incorporation by filing a Certificate of Designation of Preferences, Rights and Limitations of the Series E Preferred. The Series E Preferred has priority over the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and common stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series E Preferred, plus any accrued but unpaid dividends. From the date of issuance of the Series E Preferred, dividends at the rate per annum of ten percent (10%) of the Purchase Price per share accrued on such shares of Series E Preferred. Following the first anniversary of the issuance date, the Company had the right at its option to redeem the Series E Preferred at an amount equal to the purchase price of the Series E Preferred, plus any accrued but unpaid dividends and plus a redemption premium that declines from 26% (for redemptions between the first and second anniversary of issuance) to zero (for redemptions after the fourth anniversary of issuance).

During 2010, the Company drew $2.4 million of the private equity financing and issued 24 shares of the Series E Preferred Stock, as well as issued 3.7 million warrants which were immediately exercised to purchase 3.7 million shares of the Company’s common stock.

Exchange Agreement Series E Preferred Stock

On June 11, 2010, the Company entered into an Exchange Agreement (the “Optimus Exchange Agreement”) with Optimus Capital Partners, LLC (“Optimus”) under which the Company and Optimus agreed to exchange all of the Series E Preferred Stock previously issued to Optimus pursuant to the Preferred Stock Purchase Agreement dated June 30, 2009 (the “Optimus Preferred Stock Agreement”) for all of the promissory notes of Optimus (the “Optimus Notes”) issued to the Company in that transaction as payment for shares of the Company’s common stock. As part of the exchange transaction, the Company agreed to waive all accrued interest on the Optimus Notes and Optimus agreed to waive all accrued dividends and redemption premiums on the Series E Preferred Stock. The exchange was completed in June 2010 and is discussed in more detail below. Following the return of all shares of Series E Preferred Stock, the Company filed a Certificate of Elimination for the Series E Preferred Stock to remove the powers, preferences, privileges and other rights of the Series E Preferred Stock.

Series F Preferred Stock

On May 4, 2010, International Stem Cell Corporation entered into a Preferred Stock Purchase Agreement with Socius CG II, Ltd., a Bermuda exempted company (the “Investor”), to sell for up to $10,000,000 up to one thousand (1,000) shares of Series F Preferred Stock (“Series F Preferred”) at a price of $10,000 per Series F Preferred share. The Company was entitled to determine the time and amount of Series F Preferred to be purchased by the Investor and the Company intended to sell all 1,000 shares of Series F Preferred at a single time. The Series F Preferred could not be converted into common stock and was redeemable by the Company. Under the terms of the Agreement, the Company provided the Investor with a non-refundable fee of 250,000 shares of Company common stock (the “Fee Shares”) and issued the Investor a warrant to purchase up to 7,000,000 shares of the Company’s common stock, with the exercise price of $1.93 per share, subject to adjustment. The closing of the sale of the Series F Preferred took place in early June 2010.

Exchange Agreement Series F Preferred Stock

On June 11, 2010, the Company, entered into an Exchange Agreement (the “Socius Exchange Agreement”) with Socius CG II, Ltd. (“Socius”) under which the Company and Socius agreed to exchange all of the Series F Preferred Stock previously issued to Socius pursuant to the Preferred Stock Purchase Agreement dated May 4, 2010 (the “Socius Preferred Stock Agreement”) for all of the promissory notes of Socius (the “Socius Notes”) issued to the Company in that transaction as payment for shares of the Company’s common stock and a $2.5 million note issued in partial payment for the Socius Series F Preferred Stock. As part of the exchange transaction, the Company agreed to waive all accrued interest on the Socius Notes and Socius agreed to waive all accrued dividends and redemption premiums on the Socius Series F Preferred Stock. The exchange was completed in June 2010 and is discussed in more detail below. Following the return of all shares of Series F Preferred Stock, the Company filed a Certificate of Elimination for the Series F Preferred Stock to remove the powers, preferences, privileges and other rights of the Series F Preferred Stock.

Perpetual Preferred Stock

As part of the Series E financing agreement, the Company recorded a Perpetual Preferred Stock equal to the amount of financing received during the year, plus accrued dividends, and Note Receivable equal to 135% of financing received, which represents the amount of warrant coverage per the agreement, plus accrued interest. In accordance with applicable authoritative guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, the Company classified the Note Receivable as contra Equity (“Note subscription on Perpetual Preferred Stock”) and the Perpetual Preferred Stock as a liability (“Long Term Perpetual Preferred Stock”). The Note Receivable accrued interest at a rate of 2% per year and the Perpetual Preferred Stock accrued a 10% dividend per year. The Company allocated the proceeds of the Series E Preferred Stock according to the value of the preferred stock and the fair value of the warrants. Estimated adjusted fair value of the warrants was determined using the Black-Scholes valuation model using risk-free interest rates ranging from 2.40% to 2.65%, volatility rate ranging from 64.46% to 65.33%, term of five years, and exercise price ranging from $0.56 to $0.74.

As a result of the exchange transactions for the Series E and Series F Preferred stock, all of the Company’s obligations under the previously outstanding Series E Preferred Stock and Series F Preferred Stock, which collectively had liquidation preferences of $15 million senior to the shares of the Company’s common stock and redemption premiums that started at 26% of the liquidation preference were retired and the Company no longer held any promissory notes of either Socius or Optimus. Because the parties to these exchange transactions determined that the instruments and rights being exchanged were of equivalent value, neither party paid any cash to the other party to the exchange transaction. Therefore, as of June 30, 2010, the Company reversed out all of the Perpetual Preferred Stock and the Notes Receivable related to the Perpetual Preferred Stock.

Series G Preferred Stock

On March 9, 2012, the Company entered into a Series G Preferred Stock Purchase Agreement (the “Series G Agreement”) with AR Partners, LLC (the “Purchaser”) to sell five million (5,000,000) shares of Series G Preferred Stock (“Series G Preferred”) at a price of $1.00 per Series G Preferred share, for a total purchase price of $5,000,000. The Purchaser is an affiliate of Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director.

The Series G Preferred is convertible into shares of common stock at $0.40 per share, resulting in an initial conversion ratio of 2.5 shares of common stock for every share of Series G Preferred. The conversion price may be adjusted for stock splits and other combinations, dividends and distributions, recapitalizations and reclassifications, exchanges or substitutions and is subject to a weighted-average adjustment in the event of the issuance of additional shares of common stock below the conversion price. The Series G Preferred shares have priority over the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Common Stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series G Preferred, plus any accrued but unpaid dividends, but such payment may be made only after payment in full of the liquidation preferences payable to holders of any shares of Series D Preferred Stock then outstanding. Historically, from the date of issuance of the Series G Preferred, dividends at the rate per annum of six percent (6%) of the Purchase Price per share accrued quarterly on such shares of Series G Preferred. Each share of Series G Preferred has the same voting rights as the number of shares of Common Stock into which it would be convertible on the record date. As long as there are at least 1,000,000 shares of Series G Preferred outstanding, the holders of Series G Preferred have (i) the initial right to propose the nomination of two members of the Board, at least one of which nominees shall be subject to the approval of the Company’s independent directors, for election by the stockholder’s at the Company next annual meeting of stockholders, or, elected by the full board of directors to fill a vacancy, as the case may be, and (ii) the right to approve any amendment to the certificate of incorporation, certificates of designation or bylaws, in manner adverse to the Series G Preferred, alter the percentage of board seats held by the Series G directors or increase the authorized number of shares of Series G Preferred. At least one of the two directors nominated by holders of the Series G Preferred shares shall be independent based on the NASDAQ listing requirements. On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Accordingly, dividends from inception in the amount of $93,000 accreted to the carrying value of Series G preferred stock have been reversed. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock or Series G Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement.

The Company determined that the Series G convertible preferred shares have a contingent redemption feature allowing redemption by the holder under only some very limited circumstances (“deemed liquidation events”). As the event that may trigger the redemption of the convertible preferred stock is not solely within the Company’s control, the convertible preferred stock has been classified as mezzanine equity (outside of permanent equity) on the Company’s condensed consolidated balance sheet. Additionally, legal costs related to the Series G financing in the amount of $59,000 were recorded in the mezzanine equity as well.

The Company determined that as the initial conversion price at the date of close of the Series G transaction was lower than the closing market price on that day (March 9, 2012) that a beneficial conversion feature existed in the amount of $1,375,000. Such amount was recorded as a discount on the Series G convertible preferred stock with a corresponding increase in additional paid-in capital. Based on the appropriate accounting guidance, the Company is required to recognize the discount over the period of time from the issuance of preferred shares until the convertible preferred shares can be first converted. As the Series G convertible shares are convertible immediately following their issuance, the discount amount of $1,375,000 was recognized in March 2012 as deemed dividend with a corresponding increase in accumulated deficit. During the first quarter of 2013, the Company issued additional shares of common stock at $0.20 per share, triggering an adjustment in the current conversion price of the Series G Preferred Stock at $0.37, and the conversion ratio to 2.67 shares of common stock for every share of Series G Preferred.

No dividend was paid to the holders during the three months ended March 31, 2013 and 2012.

Common Stock Purchase Agreement

On December 9, 2010, International Stem Cell Corporation (“ISCO” or the “Company”) entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $25.0 million of shares of ISCO common stock (the “Purchase Shares”) over the term of the Purchase Agreement. In connection with the execution of the Purchase Agreement, ISCO sold Aspire 333,333 shares of common stock for a total of $500,000. Under the Purchase Agreement, the Company also agreed to pay Aspire Capital a commitment fee of 500,000 shares of its common stock. The Company is not obligated to pay any additional expense reimbursement or any placement agent fees in connection with the transaction.

The Purchase Agreement is intended to provide the Company with a source of capital of up to $25 million over a term of up to three years. The sales price of any shares the Company elects to sell will be known by the Company at the time it makes the decision to sell and will be determined by a formula (described below) based on the price of the Company’s stock over the preceding 12 days. As a result, the Company will be able to sell shares on whatever schedule it believes best suits its needs and is not required to sell any shares unless it deems such sales to be beneficial to the Company.

Once the Registration Statement (referred to below) is effective, on any day on which the principal market for shares of ISCO common stock is open for trading, over the three-year term of the Purchase Agreement, the Company has the right, in its sole discretion, to provide Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase the number of shares of ISCO common stock specified in the Purchase Notice. The number of shares the Company may designate in the Purchase Notice varies based on the closing price of the ISCO common stock on the date of the Purchase Notice. The Company may direct Aspire Capital to purchase up to: (1) 100,000 shares of common stock so long as the closing price is above $0.25; (2) 150,000 shares of common stock so long as the closing price is above $1.25; (3) 200,000 shares of common stock so long as the closing price is above $1.75 and (4) 300,000 shares of common stock so long as the closing price is above $2.25. The purchase price per share (the “Purchase Price”) for each Purchase Notice is the lower of (i) the lowest sale price for the common stock on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities.

The timing and the number of shares covered by each Purchase Notice are determined in the Company’s sole discretion, and the applicable Purchase Price will be determined prior to delivery of any Purchase Notice. The Company may deliver multiple Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed. There are no trading volume requirements or restrictions under the Purchase Agreement. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases as directed in accordance with the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions. The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost or penalty. Aspire Capital has agreed not to cause, or engage in any manner whatsoever, any direct or indirect short selling or hedging of ISCO common stock. The Company did not pay any additional amounts to reimburse or otherwise compensate Aspire Capital in connection with the transaction. There are no limitations on use of proceeds, financial or business covenants, restrictions on future funding, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

The Company’s net proceeds will depend on the Purchase Price and volume and frequency of the Company’s sales of shares to Aspire Capital; provided, however, that the maximum aggregate proceeds from sales of shares to Aspire Capital under the Purchase Agreement is $25 million. The Company anticipates that delivery of Purchase Notices will be made subject to market conditions, in light of the Company’s capital needs from time to time and under the limitations contained in the Purchase Agreement. The Company expects to use proceeds from sales of shares to Aspire Capital for funding its research and development activities and for general corporate purposes and working capital requirements.

Registration Rights

In connection with the Purchase Agreement, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Aspire Capital, dated December 9, 2010. The Registration Rights Agreement provides, among other things, that the Company will register the resale of the commitment fee shares and the shares that have been or may be sold to Aspire Capital (collectively, the “Securities”) by Aspire Capital. The Company further agreed to keep the Registration Statement effective and to indemnify Aspire Capital for certain liabilities in connection with the sale of the Securities under the terms of the Registration Rights Agreement.

During the three months ended March 31, 2013 and 2012, the Company has issued 1,200,000 and 5,000,000 shares of common stock, respectively, to Aspire Capital, raising $264,000 and $2.1 million, respectively, which was used to fund its operational activities.

Reserved Shares

At March 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	22,676,193
Options available for future grant	17,050,980
Convertible preferred stock	36,403,812
Warrants	9,462,500

85,593,485

6. Capital Stock

As of December 31, 2006, the Company was authorized to issue 200,000,000 shares of common stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share. In May 2012, the Company amended its Certificate of Incorporation to increase the authorized number of shares of common stock to 300,000,000.

In October 2006, the board of directors of BTHC III approved a stock split of 4.42 shares to 1. As a result of the split, the outstanding common stock of BTHC III increased from 500,000 to 2,209,993 shares. Pursuant to the Share Exchange Agreement, each share of International Stem Cell Corporation common stock was exchanged for one share of BTHC III common stock. All numbers in the financial statements and notes to the financial statements have been adjusted to reflect the stock split for all periods presented.

On December 27, 2006, the Company’s Board of Directors and holders of a majority of the outstanding shares approved an increase in the authorized capital stock of the Company to 200,000,000 shares of Common Stock, $0.001 par value per share, and 20,000,000 shares of preferred stock, $0.001 par value per share.

In December 2006, the Company issued 1,350,000 shares of common stock, 350,000 of such shares in consideration for legal consulting services relating to the reverse merger and 1,000,000 shares in consideration for a contract to provide investor relations services which commenced September 1, 2006 for a period of one year.

In January and February 2007, ISC California completed the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from sale finalized in 2007 were $1,157,000 net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitled the holder thereof to purchase through February, 2012 that number of shares of common stock for $1.00 each.

Series A Preferred Stock

On January 15, 2008, to raise funds, the Company entered into a subscription agreement with accredited investors for the sale of between 1,000,000 and 5,000,000 of Series A Preferred Stock (“Series A Preferred”). Series A Units consist of one share of Series A Preferred and two Warrants (“Series A Warrants”) to purchase common stock for each $1.00 invested. The Series A Preferred was convertible into shares of common stock at market price on the date of the first finance closing, but not to exceed $1 per share and the Series A Warrants are exercisable at $0.50 per share. The Series A Preferred has an anti-dilution clause whereby, if the Company issues $1 million or more of equity securities or securities convertible into equity at a price below the respective exercise prices of the Series A Preferred or the Series A Warrant shall be adjusted downward to equal the price of the new securities. The Series A Preferred has priority on any sale or liquidation of the Company equal to the purchase price of the Series A Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series A Preferred a dividend of the amount of the dividend the Series A Preferred holder would receive if the shares were converted just prior to the dividend declaration.

Each share of Series A Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. On March 30, 2012, the holder of the remaining 500,000 shares of Series A Preferred Stock, converted his shares to a total of 2,000,000 shares of common stock. As of December 31, 2012 and 2011, the Company had zero and 500,000 shares of the Series A Preferred Stock issued and outstanding, respectively. In May 2012, the Company filed a Certificate of Elimination for the Series A Preferred Stock to remove the powers, designations, preferences, privileges and other rights of the Series A Preferred Stock.

Series B Preferred Stock

On May 12, 2008, to obtain funding for working capital, the Company entered into a series of subscription agreements with five accredited investors for the sale of a total of 400,000 Series B Units, each Series B Unit consisting of one share of Series B Preferred Stock (“Series B Preferred”) and two Series B Warrants (“Series B Warrants”) to purchase common stock for each $1.00 invested.

The total purchase price received by the Company was $400,000. The Series B Preferred is convertible into shares of common stock at the initial conversion ratio of two shares of common stock for each share of Series B Preferred converted (which was established based on an initial conversion price of $0.50 per share), and the Series B Warrants were exercisable at $0.50 per share until five years from the issuance of the Series B Warrants. The Series B Preferred and Series B Warrants contained anti-dilution clauses whereby, (subject to the exceptions contained in those instruments) if the Company issues equity securities or securities convertible into equity at a price below the respective conversion price of the Series B Preferred or the exercise price of the Series B Warrant, such conversion and exercise prices shall be adjusted downward to equal the price of the new securities, which has been triggered and the new price of the warrants was set at $0.25. The Series B Preferred has a priority (senior to the shares of common stock, but junior to the shares of Series A Preferred Stock) on any sale or liquidation of the Company equal to the purchase price of the Series B Units, plus a liquidation premium of 6% per year. If the Company elects to declare a dividend in any year, it must first pay to the Series B Preferred holder a dividend equal to the amount of the dividend the Series B Preferred holder would receive if the Series B Preferred were converted just prior to the dividend declaration. Each share of Series B Preferred has the same voting rights as the number of shares of common stock into which it would be convertible on the record date. As of December 31, 2012 and 2011, the Company had 300,000 shares of the Series B Preferred Stock issued and outstanding.

Fair Value of Warrants Issued with Series A and B Preferred Stock

In accordance with the applicable authoritative guidance, the Company allocated the proceeds of the Series A and B preferred stock according to the value of the convertible preferred stock and the warrants based on their relative fair values. Fair value of the warrants issued with the Series A and Series B were determined using the Black-Scholes valuation model using risk-free interest rates of 3% and 3.37%, volatility rate of 65.0% and 57.9%, term of five years, and exercise price of $0.50.

In connection with the Series A and B rounds of financing, each investor received a warrant to purchase up to a number of shares of common stock for $1.00 per share. Subsequently, the exercise price for those warrants was adjusted down to $0.25 per share.

In August 2008, in accordance with the anti-dilution provisions of the securities, the conversion rates and exercise price were reduced to $0.25. Estimated adjusted fair value of the warrants was determined using the Black-Scholes valuation model using risk-free interest rate of 3%, volatility rate of 57.9%, term of five years, and exercise price of $0.25. For Series A and Series B, the beneficial conversion feature and warrants were adjusted to $553,000 and $193,000, and $308,000 and $110,000, respectively.

During the second quarter of 2010, the holders of the warrants issued to the purchasers of Series A and B Preferred Stock signed a waiver to give up their rights to the anti-dilution provisions related to the warrants and the exercise price is now fixed at $0.25. The modification to the warrants resulted in the change in classification from a liability to equity and the warrants were re-valued at the date of modification. The re-valuation of the warrants resulted in a reduction in the warrant value of $5,276,000 which was recorded as a credit to income. The adjusted value of the warrants of $804,971 was reclassified to Additional Paid-in Capital, thus eliminating any fair value of outstanding warrant liability as of June 30, 2010.

Series C Preferred Stock

On August 20, 2008, to obtain funding for working capital, the Company entered into a subscription agreement with an accredited investor (the “Series C Investor”) to sell for $3,000,000 up to 3,000,000 shares of Series C Preferred Stock (“Series C Preferred”) at a price of $1.00 per Series C Preferred share. The Series C Preferred will be convertible into shares of common stock at $0.25 per share. The Series C Preferred had an anti-dilution clause whereby, if the Company issues 250,000 shares or more of equity securities or securities convertible into equity at a price below the conversion price of the Series C Preferred, the conversion price of the Series C Preferred shall be adjusted downward to equal the price of the new securities. The Series C Preferred shall have priority over the common stock on any sale or liquidation of the Company equal to the purchase price of the Series C Preferred Shares, plus a liquidation premium of 6% per year, but such payment may be made only after payment in full of the liquidation preferences payable to holders of any shares of Series A and Series B preferred stock then outstanding. If the Company elects to declare a dividend in any year, it must first pay to the Series C Preferred a dividend in the amount of the dividend the Series C Preferred holder would receive if converted just prior to the dividend declaration. Each share of Series C Preferred shall have the same voting rights as the number of shares of common stock into which it would be convertible on the record date. 700,000 shares of Series C Preferred Stock were sold on August 20, 2008, and 1,300,000 shares of Series C Preferred Stock were sold on September 23, 2008. The beneficial conversion feature for the Series C preferred stock is $720,000. All the Series C Preferred Stock was issued to X-Master Inc., which is a related party and affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director. As of December 31, 2012 and 2011, we had 2,000,000 shares of the Series C Preferred Stock issued and outstanding. On January 22, 2013, the holders of Series C Preferred Stock converted all of the outstanding shares of Series C Preferred Stock into common stock at $0.25 per share, or a total of 8,000,000 shares of common stock. For further discussion, see Note 11, Subsequent Events.

Series D Preferred Stock

On December 30, 2008, to obtain funding for both working capital and the eventual repayment of the outstanding obligation under the OID Senior Secured Convertible Note with a principal amount of $1,000,000 issued in May 2008, the Company entered into a Series D Preferred Stock Purchase Agreement (the “Series D Agreement”) with accredited investors (the “Investors”) to sell for up to $5,000,000 or up to 50 shares of Series D Preferred Stock (“Series D Preferred”) at a price of $100,000 per Series D Preferred share. The sale of the Series D Preferred closed on the following schedule: (1) 10 shares were sold on December 30, 2008; (2) 10 shares were sold on February 5, 2009; and (3) 10 shares were sold on each of March 20, 2009, and June 30, 2009 and 3 shares on September 30, 2009. The Company raised a total of $4,700,000 in the Series D Preferred Stock round. Of the Series D Preferred Stock issued, 10 shares of the Series D Preferred Stock was issued to X-Master Inc., which is a related party and affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director and 33 shares of the Series D Preferred Stock was issued to our Chief Executive Officer and Co-Chairman of the Board of Directors Dr. Andrey Semechkin. As of December 31, 2012 and 2011, we had 43 shares of the Series D Preferred Stock issued and outstanding. Historically, the Series D Preferred Stock earned cumulative dividends at a rate of 10% per annum through December 31, 2011 and 6% per annum effective January 1, 2012, payable 15 days after each quarter end. As of December 31, 2012 and 2011, Series D Preferred Stock dividends of $0 and $108,000 were accrued, respectively. During the years ended December 31, 2012 and 2011, dividends of $237,000 and $429,000 were paid to the holders, respectively.

On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into a Waiver Agreement (the “Waiver Agreement”) pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement.

On December 4, 2012, the holders of all of the outstanding shares of Series D Preferred Stock executed a Waiver of Anti-Dilution Rights (the “Anti-Dilution Waiver”) pursuant to which such holders waived all anti-dilution adjustment rights under the Certificate of Designation for the Series D Preferred Stock in connection with the offering of securities pursuant to the registration statement originally filed with the Securities and Exchange Commission on October 18, 2012, including the shares issuable on exercise of all warrants registered hereunder. The Anti-Dilution Waiver does not apply to any future issuances of securities which would otherwise trigger anti-dilution adjustments under the Certificate of Designation for the Series D Preferred Stock.

Series E Preferred Stock

On June 30, 2009, the Company entered into a definitive agreement with Optimus Capital Partners, LLC (“Investor”) for a $5 million investment commitment. The transaction was structured whereby the Company could draw down funds as needed, but had no obligations to make draws or use these funds if not needed. As funds were drawn down, the Company issued Series E Preferred Stock (the “Preferred Stock”). The Preferred Stock was not convertible into common stock and could be redeemed by the Company after one year. Each issue of Preferred Stock was accompanied by the issuance of five-year warrants to purchase common stock at 100% of the closing price of the company’s common stock on the day prior to the date the company gave notice of its election to draw funds. The total exercise value of warrants issued equaled 135% of the drawdown amount. Dividends on the Preferred Stock were payable in additional shares of non-convertible Preferred Stock at the rate of 10% per annum. A commitment fee of $250,000, payable in shares of common stock, was made to the Investor. As part of the agreement, the Company filed a registration statement on July 31, 2009, which was declared effective on September 30, 2009. The investment was used to fund operations and working capital needs of the Company and expand its scientific research.

On July 31, 2009, the Company filed a registration statement with the Securities and Exchange Commission as part of the Preferred Stock Purchase Agreement the Company signed on June 30, 2009, between International Stem Cell Corporation and Optimus Capital Partners. Per the agreement, the Company was required to use its best efforts to promptly file (but in no event later than 30 days after the Effective Date) and cause to become effective as soon as possible a Registration Statement for the sale of all Common Shares. Each Registration Statement was required to comply when it became effective, and, as amended or supplemented, at the time of any Tranche Notice Date, Tranche Closing Date, or issuance of any Common Shares, and at all times during which a prospectus was required by the Act to be delivered in connection with any sale of Common Shares, to comply, in all material respects, with the requirements of the Act. The Company is and has been in compliance with all applicable requirements of that agreement.

To create the Series E Preferred sold to the Investor under the Agreement, on June 30, 2009, the Company amended its Certificate of Incorporation by filing a Certificate of Designation of Preferences, Rights and Limitations of the Series E Preferred. The Series E Preferred has priority over the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and common stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series E Preferred, plus any accrued but unpaid dividends. From the date of issuance of the Series E Preferred, dividends at the rate per annum of ten percent (10%) of the Purchase Price per share accrued on such shares of Series E Preferred. Following the first anniversary of the issuance date, the Company had the right at its option to redeem the Series E Preferred at an amount equal to the purchase price of the Series E Preferred, plus any accrued but unpaid dividends and plus a redemption premium that declines from 26% (for redemptions between the first and second anniversary of issuance) to zero (for redemptions after the fourth anniversary of issuance).

During 2010, the Company drew $2.4 million of the private equity financing and issued 24 shares of the Series E Preferred Stock, as well as issued 3.7 million warrants which were immediately exercised to purchase 3.7 million shares of the Company’s common stock.

Exchange Agreement Series E Preferred Stock

On June 11, 2010, the Company entered into an Exchange Agreement (the “Optimus Exchange Agreement”) with Optimus Capital Partners, LLC (“Optimus”) under which the Company and Optimus agreed to exchange all of the Series E Preferred Stock previously issued to Optimus pursuant to the Preferred Stock Purchase Agreement dated June 30, 2009 (the “Optimus Preferred Stock Agreement”) for all of the promissory notes of Optimus (the “Optimus Notes”) issued to the Company in that transaction as payment for shares of the Company’s common stock. As part of the exchange transaction, the Company agreed to waive all accrued interest on the Optimus Notes and Optimus agreed to waive all accrued dividends and redemption premiums on the Series E Preferred Stock. The exchange was completed in June 2010 and is discussed in more detail below. Following the return of all shares of Series E Preferred Stock, the Company filed a Certificate of Elimination for the Series E Preferred Stock to remove the powers, preferences, privileges and other rights of the Series E Preferred Stock.

Series F Preferred Stock

On May 4, 2010, International Stem Cell Corporation entered into a Preferred Stock Purchase Agreement with Socius CG II, Ltd., a Bermuda exempted company (the “Investor”), to sell for up to $10,000,000 up to one thousand (1,000) shares of Series F Preferred Stock (“Series F Preferred”) at a price of $10,000 per Series F Preferred share. The Company was entitled to determine the time and amount of Series F Preferred to be purchased by the Investor and the Company intended to sell all 1,000 shares of Series F Preferred at a single time. The Series F Preferred could not be converted into common stock and was redeemable by the Company. Under the terms of the Agreement, the Company provided the Investor with a non-refundable fee of 250,000 shares of Company common stock (the “Fee Shares”) and issued the Investor a warrant to purchase up to 7,000,000 shares of the Company’s common stock, with the exercise price of $1.93 per share, subject to adjustment. The closing of the sale of the Series F Preferred took place in early June 2010.

Exchange Agreement Series F Preferred Stock

On June 11, 2010, the Company, entered into an Exchange Agreement (the “Socius Exchange Agreement”) with Socius CG II, Ltd. (“Socius”) under which the Company and Socius agreed to exchange all of the Series F Preferred Stock previously issued to Socius pursuant to the Preferred Stock Purchase Agreement dated May 4, 2010 (the “Socius Preferred Stock Agreement”) for all of the promissory notes of Socius (the “Socius Notes”) issued to the Company in that transaction as payment for shares of the Company’s common stock and a $2.5 million note issued in partial payment for the Socius Series F Preferred Stock. As part of the exchange transaction, the Company agreed to waive all accrued interest on the Socius Notes and Socius agreed to waive all accrued dividends and redemption premiums on the Socius Series F Preferred Stock. The exchange was completed in June 2010 and is discussed in more detail below. Following the return of all shares of Series F Preferred Stock, the Company filed a Certificate of Elimination for the Series F Preferred Stock to remove the powers, preferences, privileges and other rights of the Series F Preferred Stock.

Perpetual Preferred Stock

As part of the Series E financing agreement, the Company recorded a Perpetual Preferred Stock equal to the amount of financing received during the year, plus accrued dividends, and Note Receivable equal to 135% of financing received, which represents the amount of warrant coverage per the agreement, plus accrued interest. In accordance with applicable authoritative guidance on Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity, the Company classified the Note Receivable as contra Equity (“Note subscription on Perpetual Preferred Stock”) and the Perpetual Preferred Stock as a liability (“Long Term Perpetual Preferred Stock”). The Note Receivable accrued interest at a rate of 2% per year and the Perpetual Preferred Stock accrued a 10% dividend per year. The Company allocated the proceeds of the Series E Preferred Stock according to the value of the preferred stock and the fair value of the warrants. Estimated adjusted fair value of the warrants was determined using the Black-Scholes valuation model using risk-free interest rates ranging from 2.40% to 2.65%, volatility rate ranging from 64.46% to 65.33%, term of five years, and exercise price ranging from $0.56 to $0.74.

As a result of the exchange transactions for the Series E and Series F Preferred stock, all of the Company’s obligations under the previously outstanding Series E Preferred Stock and Series F Preferred Stock, which collectively had liquidation preferences of $15 million senior to the shares of the Company’s common stock and redemption premiums that started at 26% of the liquidation preference were retired and the Company no longer held any promissory notes of either Socius or Optimus. Because the parties to these exchange transactions determined that the instruments and rights being exchanged were of equivalent value, neither party paid any cash to the other party to the exchange transaction. Therefore, as of June 30, 2010, the Company reversed out all of the Perpetual Preferred Stock and the Notes Receivable related to the Perpetual Preferred Stock.

Series G Preferred Stock

On March 9, 2012, the Company entered into a Series G Preferred Stock Purchase Agreement (the “Series G Agreement”) with AR Partners, LLC (the “Purchaser”) to sell five million (5,000,000) shares of Series G Preferred Stock (“Series G Preferred”) at a price of $1.00 per Series G Preferred share, for a total purchase price of $5,000,000. The Purchaser is an affiliate of Dr. Andrey Semechkin, the Company’s Co-Chairman and Chief Executive Officer, and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director.

The Series G Preferred is convertible into shares of common stock at $0.40 per share, resulting in an initial conversion ratio of 2.5 shares of common stock for every share of Series G Preferred. The conversion price may be adjusted for stock splits and other combinations, dividends and distributions, recapitalizations and reclassifications, exchanges or substitutions and is subject to a weighted-average adjustment in the event of the issuance of additional shares of common stock below the conversion price.

The Series G Preferred shares have priority over the Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock and Common Stock on the proceeds from any sale or liquidation of the Company in an amount equal to the purchase price of the Series G Preferred, but such payment may be made only after payment in full of the liquidation preferences payable to holders of any shares of Series D Preferred Stock then outstanding. Historically, from the date of issuance of the Series G Preferred, cumulative dividends at the rate per annum of six percent (6%) of the Purchase Price per share accrued quarterly on such shares of Series G Preferred. Each share of Series G Preferred has the same voting rights as the number of shares of Common Stock into which it would be convertible on the record date. As long as there are at least 1,000,000 shares of Series G Preferred outstanding, the holders of Series G Preferred have (i) the initial right to propose the nomination of two members of the Board, at least one of which nominees shall be subject to the approval of the Company’s independent directors, for election by the stockholder’s at the Company next annual meeting of stockholders, or, elected by the full board of directors to fill a vacancy, as the case may be, and (ii) the right to approve any amendment to the certificate of incorporation, certificates of designation or bylaws, in manner adverse to the Series G Preferred, alter the percentage of board seats held by the Series G directors or increase the authorized number of shares of Series G Preferred. At least one of the two directors nominated by holders of the Series G Preferred shares shall be independent based on the NASDAQ listing requirements.

On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Accordingly, dividends from inception in the amount of $93,000 accreted to the carrying value of Series G preferred stock have been reversed. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock or Series G Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement. As of December 31, 2012 and 2011, there was no dividend accrued on Series G Preferred Stock. No dividend was paid to the holders during the years ended December 31, 2012 and 2011.

The Company determined that the Series G convertible preferred shares have a contingent redemption feature allowing redemption by the holder under only some very limited circumstances (“deemed liquidation events”). As the event that may trigger the redemption of the convertible preferred stock is not solely within the Company’s control, the convertible preferred stock has been classified as mezzanine equity (outside of permanent equity) on the Company’s consolidated balance sheet. Additionally, legal costs related to the Series G financing in the amount of $59,000 were recorded in the mezzanine equity as well.

The Company determined that as the initial conversion price at the date of close of the Series G transaction was lower than the closing market price on that day (March 9, 2012) that a beneficial conversion feature existed in the amount of $1,375,000. Such amount was recorded as a discount on the Series G convertible preferred stock with a corresponding increase in additional paid-in capital. Based on the appropriate accounting guidance, the Company is required to recognize the discount over the period of time from the issuance of preferred shares until the convertible preferred shares can be first converted. As the Series G convertible shares are convertible immediately following their issuance, the discount amount of $1,375,000 was recognized in March 2012 as deemed dividend with a corresponding increase in accumulated deficit.

Common Stock Purchase Agreement

On December 9, 2010, International Stem Cell Corporation (“ISCO” or the “Company”) entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $25.0 million of shares of ISCO common stock (the “Purchase Shares”) over the term of the Purchase Agreement. In connection with the execution of the Purchase Agreement, ISCO sold Aspire 333,333 shares of common stock for a total of $500,000. Under the Purchase Agreement, the Company also agreed to pay Aspire Capital a commitment fee of 500,000 shares of its common stock. The Company is not obligated to pay any additional expense reimbursement or any placement agent fees in connection with the transaction.

The Purchase Agreement is intended to provide the Company with a source of capital of up to $25 million over a term of up to three years. The sales price of any shares the Company elects to sell will be known by the Company at the time it makes the decision to sell and will be determined by a formula (described below) based on the price of the Company’s stock over the preceding 12 days. As a result, the Company will be able to sell shares on whatever schedule it believes best suits its needs and is not required to sell any shares unless it deems such sales to be beneficial to the Company.

Once the Registration Statement (referred to below) is effective, on any day on which the principal market for shares of ISCO common stock is open for trading, over the three-year term of the Purchase Agreement, the Company has the right, in its sole discretion, to provide Aspire Capital with a purchase notice (each, a “Purchase Notice”) directing Aspire Capital to purchase the number of shares of ISCO common stock specified in the Purchase Notice. The number of shares the Company may designate in the Purchase Notice varies based on the closing price of the ISCO common stock on the date of the Purchase Notice. The Company may direct Aspire Capital to purchase up to: (1) 100,000 shares of common stock so long as the closing price is above $0.25; (2) 150,000 shares of common stock so long as the closing price is above $1.25; (3) 200,000 shares of common stock so long as the closing price is above $1.75 and (4) 300,000 shares of common stock so long as the closing price is above $2.25. The purchase price per share (the “Purchase Price”) for each Purchase Notice is the lower of (i) the lowest sale price for the common stock on the date of sale or (ii) the arithmetic average of the three lowest closing sale prices for the common stock during the 12 consecutive business days ending on the business day immediately preceding the purchase date of those securities.

The timing and the number of shares covered by each Purchase Notice are determined in the Company’s sole discretion, and the applicable Purchase Price will be determined prior to delivery of any Purchase Notice. The Company may deliver multiple Purchase Notices to Aspire Capital from time to time during the term of the Purchase Agreement, so long as the most recent purchase has been completed. There are no trading volume requirements or restrictions under the Purchase Agreement. Aspire Capital has no right to require any sales by the Company, but is obligated to make purchases as directed in accordance with the Purchase Agreement.

The Purchase Agreement contains customary representations, warranties, covenants, closing conditions and indemnification and termination provisions. The Purchase Agreement may be terminated by the Company at any time, at its discretion, without any cost or penalty. Aspire Capital has agreed not to cause, or engage in any manner whatsoever, any direct or indirect short selling or hedging of ISCO common stock. The Company did not pay any additional amounts to reimburse or otherwise compensate Aspire Capital in connection with the transaction. There are no limitations on use of proceeds, financial or business covenants, restrictions on future funding, rights of first refusal, participation rights, penalties or liquidated damages in the Purchase Agreement.

The Company’s net proceeds will depend on the Purchase Price and volume and frequency of the Company’s sales of shares to Aspire Capital; provided, however, that the maximum aggregate proceeds from sales of shares to Aspire Capital under the Purchase Agreement is $25 million. The Company anticipates that delivery of Purchase Notices will be made subject to market conditions, in light of the Company’s capital needs from time to time and under the limitations contained in the Purchase Agreement. The Company expects to use proceeds from sales of shares to Aspire Capital for funding its research and development activities and for general corporate purposes and working capital requirements.

Registration Rights

In connection with the Purchase Agreement, the Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with Aspire Capital, dated December 9, 2010. The Registration Rights Agreement provides, among other things, that the Company will register the resale of the commitment fee shares and the shares that have been or may be sold to Aspire Capital (collectively, the “Securities”) by Aspire Capital. The Company further agreed to keep the Registration Statement effective and to indemnify Aspire Capital for certain liabilities in connection with the sale of the Securities under the terms of the Registration Rights Agreement.

During the years ended December 31, 2012 and 2011, the Company issued 5,000,000 and 4,000,000, respectively, shares of common stock to Aspire Capital, raising $2.1 million and $3.4 million, respectively, which was used to fund its research and operational activities.

Reserved Shares

At December 31, 2012, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,377,132
Options available for future grant	16,994,980
Convertible preferred stock	38,973,200
Warrants	3,500,000

82,845,312

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

7. Related Party Transactions

Other than with respect to the purchases of Series C, Series D and Series G Preferred Stock discussed above, the Company’s related party transactions were for related party dividends and for a facility lease.

Dividend amounts related to Series D and Series G financing, of $82,000 were accrued at March 31, 2012 to be payable to X-Master, Inc. and AR Partners LLC, entities affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director. The Series D dividends were payable to both X-Master, Inc. and our Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin, while Series G Preferred Stock dividends were initially cumulative and payable upon conversion of the Series G shares or upon certain Series G deemed liquidation events to AR Partners, LLC. These amounts were paid during 2012. On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Accordingly, the Company reversed all previously-accrued and unpaid dividends related to Series G Preferred Stock totaling $93,000. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement. No dividends were accrued or paid during the three months ended March 31, 2013 pursuant to the Waiver Agreement.

During the first quarter of 2011, the Company executed an operating lease for our corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC which is owned by Dr. Ruslan Semechkin, the Company’s Vice President of Research and Development and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the three months ended March 31, 2013 and 2012, the Company recorded $28,000 and $27,000, respectively, in rent expense that was related to the facility lease arrangement with related parties.

7. Related Party Transactions

Other than with respect to the purchases of Series C, Series D and Series G Preferred Stock discussed above, the Company’s related party transactions were for related party dividends and for a facility lease.

Dividend amounts related to Series D and Series G financing, of $0 and $108,000 were accrued at December 31, 2012 and 2011 respectively, to be payable to X-Master, Inc. and AR Partners LLC, entities affiliated with our Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin and Dr. Ruslan Semechkin, Vice President of International Stem Cell and a director. The Series D dividends were payable to both X-Master, Inc. and our Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin, while Series G Preferred Stock dividends were initially cumulative and payable upon conversion of the Series G shares or upon certain Series G deemed liquidation events to AR Partners, LLC. On October 12, 2012, the Company and the holders of all of the outstanding shares of Series D and Series G Preferred Stock entered into the Waiver Agreement pursuant to which such holders irrevocably waived their right to receive any and all accrued but unpaid dividends and interest thereon on or after September 30, 2012 on the Series D and Series G Preferred Stock. Accordingly, the Company reversed all previously accreted and recorded dividends related to Series G Preferred Stock totaling $93,000. Under the Waiver Agreement, the holders of Series D and Series G Preferred Stock are restricted from transferring any shares of Series D Preferred Stock unless the transferee agrees to be bound by the Waiver Agreement.

During the first quarter of 2011, the Company executed an operating lease for our corporate offices with S Real Estate Holdings LLC. S Real Estate Holdings LLC is owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The lease agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are at least as favorable to the Company as could be obtained for comparable facilities from an unaffiliated party. For the years ended December 31, 2012 and 2011, the Company recorded $113,000 and $106,000, respectively, in rent expense that was related to the facility lease arrangement with related parties.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

8. Income Taxes

The Company estimated Federal and state tax losses for the current year and recorded a full valuation allowance against all net deferred tax assets. As such, no income tax provision has been recorded for the current period. The Company may be subject to IRC code section 382 which could limit the amount of the net operating loss and tax credit carryovers that can be used in future years. There can be no assurances that the Company will ever be able to realize the benefit of some or all of the loss and credit carryforwards either due to ongoing operating losses or due to ownership change limitations.

8. Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards. The Company has available at December 31, 2012, operating loss carryforwards of approximately $43,966,000, which may be applied against future taxable income and will expire in various years through 2032. At December 31, 2011, the Company had operating loss carryforwards of approximately $34,899,000. The increase in carryforwards for the year ended December 31, 2012 is approximately $9,067,000.

The amount of and ultimate realization of the benefits from the operating loss carryforwards for income tax purposes is dependent, in part, upon the tax laws in effect, the future earnings of the Company, and other future events, the effects of which cannot be determined at this time. Because of the uncertainty surrounding the realization of the loss carryforwards, the Company has established a valuation allowance equal to the tax effect of the loss carryforwards, R&D credits, and accruals; therefore, no net deferred tax asset has been recognized. A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2012 and 2011 follows:

	December 31, 2012	December 31, 2011
Statutory federal income tax rate	35%	35%
Permanent items	(8)%	(4)%
State income taxes, net of federal taxes	4%	7%
Change in valuation allowance	(30)%	(41)%
Tax credits claimed	1%	2%
Other	(2)%	1%

Effective income tax rate	0%	0%

The Company files income tax returns in the U.S. federal jurisdiction, and various states. With few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years before 2007. The Company does not have any material uncertain tax positions as of December 31, 2012 and 2011. The Company does not believe it is reasonably possible that the total amount of unrecognized tax benefits as of December 31, 2012 will materially change in the next 12 months.

The Company may be subject to IRC code section 382 which could limit the amount of the net operating loss and tax credit carryovers that can be used in future years. The Company has not completed a study to assess whether an ownership change has occurred, as defined by IRC Section 382/383 or whether there have been multiple ownership changes since the Company’s formation due to the complexity and cost associated with such a study, and the fact that there may be additional such ownership changes in the future. The Company estimates that if such a change did occur, the federal and state net operating loss carryforwards and research and development credits that can be utilized in the future will be significantly limited. There can be no assurance that the Company will ever be able to realize the benefit of some or all of the federal and state loss carryforwards or the credit carryforwards, either due to ongoing operating losses or due to ownership changes, which limit the usefulness of the loss carryforwards.

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$120	$148
Deferred revenues	—	113

Current deferred tax assets	$120	$261
Valuation allowances	(120)	(261)

Net current deferred tax assets	$—	$—

Net operating loss carryforwards	$17,150	$14,590
Stock based compensation	2,532	1,862
Research and development tax credit	1,206	842
Other	10	—

Non-current deferred tax assets	$20,898	$17,294
Valuation allowances	(20,898)	(17,294)

Net non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	$—	$—

Net deferred tax assets	$—	$—

The components of the provisions for income taxes were as follows:

	December 31, 2012	December 31, 2011

Current	$—	$—
Deferred	—	—

Total	$—	$—

Stock Options and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Options and Warrants

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”). The options granted under the 2006 Plan may be either qualified or non-qualified options. Up to 15,000,000 options may be granted to employees, directors and consultants under this Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”). The options granted under the 2010 Plan may be either qualified or non-qualified options. Up to 18,000,000 options may be granted to employees, directors and consultants under the 2010 Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued outside the 2006 and 2010 option plans non-qualified stock options to purchase 10,257,593 shares of common stock to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

In accordance applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. During the three months ended March 31, 2013 and 2012, the Company recognized $409,000 and $685,000, as stock-based compensation expense, respectively. Unrecognized compensation expense related to stock options as of March 31, 2013 and 2012 was $2.96 million and $6.1 million, respectively, which is expected to be recognized over a weighted average period of approximately 2.0 years and 2.7 years, respectively.

Stock-based compensation for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.11%
Expected stock price volatility	121%	127%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.7 years	6.2 years

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,050,400	7.15	$0.41	2,387,880	5.80	$0.43
$0.51-$0.75	9,365,293	6.70	$0.62	7,325,268	6.66	$0.62
$0.76-$1.00	1,895,000	4.27	$0.98	1,767,000	3.96	$0.99
$1.01-$1.25	343,400	8.09	$1.10	239,800	8.09	$1.10
$1.26-$1.50	1,192,100	6.88	$1.31	834,900	6.68	$1.32
$1.51-$3.20	5,830,000	7.59	$1.94	3,309,600	7.47	$1.96

	22,676,193	6.84	$0.99	15,864,448	6.42	$0.95

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	—	$0
Exercised	—	$0
Canceled or expired	(56,000)	$0.76

Outstanding at March 31, 2013	15,066,900	$1.19

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at March 31, 2013	7,609,293	$0.62

Warrants

Brookstreet Securities Corporation

As of December 31, 2006, Brookstreet Securities Corporation (“Brookstreet”) had earned 1,976,190 warrants as partial compensation for its services as placement agent for the raising of equity capital. An additional 274,000 warrants were earned by Brookstreet in the first quarter of 2007, for a total of 2,250,190 warrants related to the Company’s private placement. In addition, 426,767 warrants were granted to a number of individuals as compensation for services rendered to the Company. Each Warrant entitles the holder thereof to purchase the number of shares of common stock that could be purchased by the dollar amount of the Warrant being exercised at $1.00 in the case of the Brookstreet warrants and $0.80 in the case of the individuals’ warrants. The Company recognized the value attributable to the individuals’ warrants in the amount of $222,000 and applied it to general and administrative expense. The Company recognized the value attributable to the Brookstreet warrants in the amount of $1.2 million. The Company recognized the Brookstreet warrants as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect this as a non-cash cost of the offering. Proceeds from the private equity placement totaled $9.9 million and are offset by cash offering costs of $1.5 million as well as the non-cash offering cost of $1.2 million related to the fair value of the Brookstreet warrants. The Company valued the Brookstreet warrants and the warrants issued to the individuals using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years and 3 years, an average risk free interest rate of 4.58% and 5.13%, a dividend yield of 0% and 0%, and volatility of 71% and 63%, respectively.

The number of warrants converted into common stock by Brookstreet was 484,675 for the completion of the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from the shares whose sale was finalized in 2007 was $1.2 million net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitle the holder thereof to purchase that number of shares of common stock for $1.00 each.

During 2008, the Company raised additional capital by issuing Preferred Series A, B, C and D stock. This issuance of the Preferred Series C triggered an anti-dilutive clause in the Brookstreet warrant agreement, where Brookstreet would receive an adjustment downward in the price it pays for converting its warrants and resulted in a deemed dividend of $337,000. Brookstreet earned a total of 2,250,190 warrants in 2006 and 2007 in connection with the Company’s private placement. Each Warrant entitles the holder thereof to purchase one share of common stock for $1.00, revalued to $0.56 per warrant. The Company recognized the value attributable to the warrants in the amount of $1.2 million in 2006 and $169,000 in 2007 as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect the issuance as a non-cash cost of the offering. Prior to 2009, the Company valued the Brookstreet warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 4.58%, a dividend yield of 0%, and volatility of 70.57%. During 2009, the Company issued a total of 3,510,206 shares of common stock which related to warrants originally issued to Brookstreet. Brookstreet converted a total of 612,267 warrants into 484,675 shares of common stock at an average cashless conversion price of $0.56 per share.

Implementation of Accounting Standards Code (ASC) 815-40-15, (formerly known as EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock Price”)

The Accounting Standards Code (ASC) 815-40-15, with an effective date of December 15, 2008, should have been implemented as of January 1, 2009, and in future periods. This Issue applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative as described in ASC 815-10-15-83, (previously paragraphs 6–9 of Statement 133) for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception in ASC 815-10-74 (previously paragraph 11(a) of Statement 133). This Issue also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative for purposes of determining whether the instrument is within the scope of ASC 875-40.

During 2008, the Company issued a Series C Preferred round of financing which triggered the anti-dilution clause in the Brookstreet warrant agreement (“Brookstreet Warrants”). From issuing the Series C Preferred Stock, the exercise prices of the Brookstreet Warrants were revalued down to $0.56 per warrant. Based on the anti-dilution clause being triggered and the exercise price of the Brookstreet Warrants being revalued downward to $0.56, ASC 815-40-15 should have caused the Brookstreet Warrants to be treated and accounted for as a liability.

The anti-dilution provisions of the Brookstreet Warrants failed the criteria set by this ASC and therefore required reclassification from equity to liability. The reclassification resulted in the requirement to revaluate the Brookstreet Warrants at each reporting period with a corresponding charge or credit to the statement of operations. Valuation of the warrants was estimated using the Monte-Carlo simulation method using the following assumptions: stock price and warrant price as of the valuation date, the Company’s historical stock price, interest rate on U.S. treasury notes, dividend rate derived from the Series D Preferred Stock, warrant expiration; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.25 per share. The reclassification and valuation of the warrants resulted in warrant liabilities of zero and $38,000 as of March 31, 2012 and December 31, 2011, respectively. In addition, in the three months ended March 31, 2013 and 2012, we recorded income of $0 and $38,000, respectively, in our consolidated condensed statements of operations related to the change in the fair value of warrants.

The 1,721,629 Brookstreet Warrants outstanding as of December 31, 2011 expired on February 14, 2012, and the Company recorded $38,000 in the first quarter ending March 31, 2012 to reduce the fair market value of the warrants to zero.

Warrants issued with other financings

During 2007 and 2008, the Company entered into various agreements to borrow working capital and as part of these agreements, the Company issued warrants to the holders to purchase common stock. The Company issued 1,400,000 warrants to YKA Partners, an affiliated company of our former Co-Chairman of the Board with an exercise price of $0.25 per share, all of which remain outstanding at March 31, 2013 and December 31, 2012.

Warrants issued with Preferred Stock

During 2008, in connection with the Company’s fund raising efforts, two warrants to purchase shares of common stock were issued with the purchase of one share of Series A Preferred Stock, resulting in the issuance of an additional 2,000,000 common stock warrants. In addition, two warrants to purchase shares of common stock were issued with the purchase of one share of Series B Preferred Stock, resulting in the issuance of an additional 1,100,000 common stock warrants. As of December 31, 2010, 400,000 warrants related to the Series A Preferred Stock were converted into 800,000 common shares.

1,600,000 warrants related to the Series A Preferred Stock expired in January, 2013. As of March 31, 2013 and December 31, 2012, there were 300,000 warrants related to the Series B Preferred Stock outstanding with an exercise price of $0.25 per share. The warrants related to the Series B Preferred Stock expire in July, 2014.

Warrants issued with Common Stock

In conjunction with the Company’s sale of 10,125,000 shares of common stock on January 22, 2013, the Company issued warrants convertible into 5,062,500 shares of common stock at an exercise price of 20 cents. The warrants have a five year term. On March 12, 2013 the Company issued warrants convertible into 2,500,000 shares of common stock in conjunction with the sale of 5,000,000 shares of common stock. These warrants have a five year term and an exercise price of 20 cents.

Warrants issued to BioTime

During June 2008, the Company entered into an agreement with BioTime, Inc. (“Bio Time”). Based on the agreement, Bio Time agreed to pay the Company an advance of $250,000 to produce, make, and distribute joint products (as defined in that agreement). As part of the agreement, the Company issued warrants for Bio Time to purchase 30,000 shares of the Company’s common stock at $0.25 per share. These warrants expired in December 2012.

Warrants issued in connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, vesting over four quarters, and a warrant term of five years.

Accordingly, there were warrants for 100,000 shares of common stock at a strike price of $1.50 vested as of December 31, 2011 in connection with the agreement. In addition, as of September 30, 2012, there were 100,000 warrants vested with a strike price of $2.00. The Company valued the warrants issued in connection with the SkinCare Marketing Agreement using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 0.94%, a dividend yield of 0%, and volatility of 134%.

Share data related to warrant transactions through March 31, 2013 were as follows:

											Price per Share
	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Shares	Range	Weighted average exercise price
Outstanding, December 31, 2009	2,000,000	1,100,000	1,400,000	30,000	1,629,623	3,405,929	—	—	—	9,565,552	$0.25-0.80	$0.45

2010
Issued										—
Exercised	(400,000)	(600,000)			(248,902)	(1,645,772)				(2,894,674)	0.25-0.80	0.47
Forfeited/Cancelled										—

Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	—	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000			200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)				(301,328)	0.25-0.80	0.40
Forfeited/Cancelled										—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	—	—	6,569,550	$0.25-2.00	$0.49
2012
Issued										—
Exercised										—
Forfeited/Cancelled				(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	—	—	3,500,000	$0.25-2.00	$0.34
2013
Issued								5,062,500	2,500,000	7,562,500	$0.20	$0.20
Exercised										—
Forfeited/Cancelled	(1,600,000)									(1,600,000)	$0.25	$0.25

Outstanding, March 31, 2013	—	300,000	1,400,000	—	—	—	200,000	5,062,500	2,500,000	9,462,500	$0.20-2.00	$0.24

9. Stock Options and Warrants

Stock Options

The Company has adopted the 2006 Equity Participation Plan (the “2006 Plan”). The options granted under the 2006 Plan may be either qualified or non-qualified options. Up to 15,000,000 options may be granted to employees, directors and consultants under this Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In April 2010, the Company adopted the 2010 Equity Participation Plan (the “2010 Plan”). The options granted under the 2010 Plan may be either qualified or non-qualified options. Up to 18,000,000 options may be granted to employees, directors and consultants under the 2010 Plan. Options may be granted with different vesting terms and expire no later than 10 years from the date of grant.

In November and December of 2009, the Company issued outside the 2006 and 2010 option plans non-qualified stock options to purchase 10,257,593 shares of common stock to certain employees and consultants. These options vest over 50 months and expire no later than 10 years from the date of grant.

In accordance applicable authoritative guidance, the Company is required to establish assumptions and estimates of the weighted-average fair value of stock options granted, as well as using a valuation model to calculate the fair value of stock-based awards. The Company uses the Black-Scholes option-pricing model to determine the fair-value of stock-based awards. All options are amortized over the requisite service periods. During the years ended December 31, 2012 and 2011, the Company recognized $2.36 and $3.54 million, as stock-based compensation expense, respectively. Unrecognized compensation expense related to stock options as of December 31, 2012 and 2011 was $3.37 and $7.45 million, respectively, which is expected to be recognized over a weighted average period of approximately 2.2 years and 2.9 years, respectively.

Stock-based compensation for stock options granted to non-employees has been determined using the estimated fair value of the stock options issued, based on the Black-Scholes Option Pricing Model. These options are revalued at each reporting period until fully vested, with any change in fair value recognized in the consolidated statements of operations.

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012	Year ended December 31, 2011
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.81%
Expected stock price volatility	121.90%	81%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.69 years	6.13 years

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,080,800	7.41	$0.41	2,239,220	5.86	$0.43
$0.51-$0.75	9,365,293	6.95	$0.62	6,782,943	6.90	$0.62
$0.76-$1.00	2,539,939	3.38	$0.99	2,399,939	3.07	$1.00
$1.01-$1.25	355,000	8.34	$1.10	227,900	8.34	$1.10
$1.26-$1.50	1,206,100	7.13	$1.31	777,100	6.88	$1.33
$1.51-$3.20	5,830,000	7.83	$1.94	2,980,800	7.69	$1.97

	23,377,132	6.89	$0.99	15,407,902	6.32	$0.95

Transactions involving stock options issued to employees, directors and consultants under the 2006 Plan, the 2010 Plan and outside the plans are summarized below. Options issued have a maximum life of 10 years. The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,009,937	$0.92
Granted	6,997,500	$1.69
Exercised	(300,820)	$0.50
Canceled or expired	(1,976,410)	$1.17

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,708,939	$0.64
Granted	—	$—
Exercised	(454,170)	$0.59
Canceled or expired	(2,000,537)	$0.62

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65

Warrants

Brookstreet Securities Corporation

As of December 31, 2006, Brookstreet Securities Corporation (“Brookstreet”) had earned 1,976,190 warrants as partial compensation for its services as placement agent for the raising of equity capital. An additional 274,000 warrants were earned by Brookstreet in the first quarter of 2007, for a total of 2,250,190 warrants related to the Company’s private placement. In addition, 426,767 warrants were granted to a number of individuals as compensation for services rendered to the Company. Each Warrant entitles the holder thereof to purchase the number of shares of common stock that could be purchased by the dollar amount of the Warrant being exercised at $1.00 in the case of the Brookstreet warrants and $0.80 in the case of the individuals’ warrants. The Company recognized the value attributable to the individuals’ warrants in the amount of $222,000 and applied it to general and administrative expense. The Company recognized the value attributable to the Brookstreet warrants in the amount of $1.2 million. The Company recognized the Brookstreet warrants as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect this as a non-cash cost of the offering. Proceeds from the private equity placement totaled $9.9 million and are offset by cash offering costs of $1.5 million as well as the non-cash offering cost of $1.2 million related to the fair value of the Brookstreet warrants. The Company valued the Brookstreet warrants and the warrants issued to the individuals using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years and 3 years, an average risk free interest rate of 4.58% and 5.13%, a dividend yield of 0% and 0%, and volatility of 71% and 63%, respectively.

The number of warrants converted into common stock by Brookstreet was 484,675 for the completion of the Brookstreet financing and issued 1,370,000 shares of common stock that was part of a private placement of securities by ISC California during the second half of 2006. The net proceeds from the shares whose sale was finalized in 2007 was $1.2 million net of cash fees and expenses. In connection with the final settlement in 2007, the selling agent for the private placement received 274,000 additional warrants, which entitle the holder thereof to purchase that number of shares of common stock for $1.00 each.

During 2008, the Company raised additional capital by issuing Preferred Series A, B, C and D stock. This issuance of the Preferred Series C triggered an anti-dilutive clause in the Brookstreet warrant agreement, where Brookstreet would receive an adjustment downward in the price it pays for converting its warrants and resulted in a deemed dividend of $337,000. Brookstreet earned a total of 2,250,190 warrants in 2006 and 2007 in connection with the Company’s private placement. Each Warrant entitles the holder thereof to purchase one share of common stock for $1.00, revalued to $0.56 per warrant. The Company recognized the value attributable to the warrants in the amount of $1.2 million in 2006 and $169,000 in 2007 as a component of additional paid-in capital with a corresponding reduction in additional paid-in capital to reflect the issuance as a non-cash cost of the offering. Prior to 2009, the Company valued the Brookstreet warrants using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 4.58%, a dividend yield of 0%, and volatility of 70.57%. During 2009, the Company issued a total of 3,510,206 shares of common stock which related to warrants originally issued to Brookstreet. Brookstreet converted a total of 612,267 warrants into 484,675 shares of common stock at an average cashless conversion price of $0.56 per share.

Implementation of Accounting Standards Code (ASC) 815-40-15, (formerly known as EITF 07-5 “Determining Whether an Instrument (or Embedded Feature) is Indexed to an Entity’s Own Stock Price”)

The Accounting Standards Code (ASC) 815-40-15, with an effective date of December 15, 2008, should have been implemented as of January 1, 2009, and in future periods. This Issue applies to any freestanding financial instrument or embedded feature that has all the characteristics of a derivative as described in ASC 815-10-15-83, (previously paragraphs 6–9 of Statement 133) for purposes of determining whether that instrument or embedded feature qualifies for the first part of the scope exception in ASC 815-10-74 (previously paragraph 11(a) of Statement 133). This Issue also applies to any freestanding financial instrument that is potentially settled in an entity’s own stock, regardless of whether the instrument has all the characteristics of a derivative for purposes of determining whether the instrument is within the scope of ASC 875-40.

During 2008, the Company issued a Series C Preferred round of financing which triggered the anti-dilution clause in the Brookstreet warrant agreement (“Brookstreet Warrants”). From issuing the Series C Preferred Stock, the exercise prices of the Brookstreet Warrants were revalued down to $0.56 per warrant. Based on the anti-dilution clause being triggered and the exercise price of the Brookstreet Warrants being revalued downward to $0.56, ASC 815-40-15 should have caused the Brookstreet Warrants to be treated and accounted for as a liability.

The anti-dilution provisions of the Brookstreet Warrants failed the criteria set by this ASC and therefore required reclassification from equity to liability. The reclassification resulted in the requirement to revaluate the Brookstreet Warrants at each reporting period with a corresponding charge or credit to the statement of operations. Valuation of the warrants was estimated using the Monte-Carlo simulation method using the following assumptions: stock price and warrant price as of the valuation date, the Company’s historical stock price, interest rate on U.S. treasury notes, dividend rate derived from the Series D Preferred Stock, warrant expiration; simulated as a daily interval and anti-dilution impact if the Company had to raise capital below $0.25 per share. We recorded warrant liabilities of zero and $38,000 as of March 31, 2012 and 2011, respectively. In addition, in the three months ended March 31, 2012 and 2011, we recorded income of $38,000 and $871,000, respectively, in our consolidated statements of operations related to the change in the fair value of warrants.

The 1,721,629 Brookstreet Warrants outstanding as of December 31, 2011 expired on February 14, 2012, and the Company recorded $38,000 to reduce the fair market value of the warrants to zero as they were no longer outstanding as of December 31, 2012.

Warrants issued with other financings

During 2007 and 2008, the Company entered into various agreements to borrow working capital and as part of these agreements, the Company issued warrants to the holders to purchase common stock. The Company issued 1,629,623 warrants to various investors at an exercise price of $0.80 per share of which zero and 1,317,921 warrants remained outstanding at December 31, 2012 and December 31, 2011, respectively. In addition, 1,400,000 warrants were issued to YKA Partners, an affiliated company of our former Co-Chairman of the Board with an exercise price of $0.25 per share, all of which remained outstanding at December 31, 2012 and 2011.

Warrants issued with Preferred Stock

During 2008, in connection with the Company’s fund raising efforts, two warrants to purchase shares of common stock were issued with the purchase of one share of Series A Preferred Stock, where an additional 2,000,000 common stock warrants were outstanding and two warrants to purchase shares of common stock were issued with the purchase of one share of Series B Preferred Stock, where an additional 1,100,000 common stock warrants were outstanding. As of December 31, 2010, 400,000 warrants related to the Series A Preferred Stock were converted into 800,000 common shares.

As of December 31, 2012 and 2011, there were 1,600,000 and 300,000 warrants related to the Series A Preferred Stock and Series B Preferred Stock, respectively, each at an exercise price of $0.25 per share. Warrants related to the Series A Preferred Stock expired in January 2013, and warrants related to the Series B Preferred Stock expire in July 2014.

Warrants issued to BioTime

During June 2008, the Company entered into an agreement with BioTime, Inc. (“BioTime”). Based on the agreement, BioTime agreed to pay the Company an advance of $250,000 to produce, make, and distribute joint products (as defined in that agreement). As part of the agreement, the Company issued warrants for Bio Time to purchase 30,000 shares of the Company’s common stock at $0.25 per share. These warrants expired in December 2012.

Warrants issued in connection with SkinCare Marketing Agreement

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, with a third party marketing organization. According to the terms of the agreement as described in Note 10 below, Commitments and Contingencies, under Marketing Arrangement and Agreement, the third party marketing organization would provide assistance to LSC to sell its skin care products through various specific proprietary mailings. The agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, vesting over four quarters, and a warrant term of five years.

Accordingly, there were warrants for 100,000 shares of common stock at a strike price of $1.50 vested as of December 31, 2011 in connection with the agreement. In addition, as of December 31, 2012, there were 100,000 warrants vested with a strike price of $2.00. The Company valued the warrants issued in connection with the SkinCare Marketing Agreement using the Black-Scholes pricing model and the following assumptions: contractual terms of 5 years, an average risk free interest rate of 0.94%, a dividend yield of 0%, and volatility of 134%.

Share data related to warrant transactions as of December 31, 2012 were as follows:

									Price per Share
	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Total Shares Issuable Upon Exercise of Warrants	Range	Weighted average exercise price
Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000	200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)		(301,328)	0.25-0.80	0.40
Forfeited/Expired								—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	6,569,550	$0.25-2.00	$0.49
2012
Issued								—
Exercised								—
Forfeited/Expired				(30,000)	(1,317,921)	(1,721,629)		(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	3,500,000	$0.25-2.00	$0.34

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

10. Commitments and Contingencies

Leases

We have established our primary research facility in 8,215 square feet of leased office and laboratory space in Oceanside, California. Our lease for this facility expires in August 2016. Our current base rent is $8,338 per month. The facility has leasehold improvements which include GMP (current Good Manufacturing Practices) level clean rooms designed for the derivation of clinical-grade stem cells and their differentiated derivatives, research laboratories for our stem cell differentiation studies and segregated rooms for biohazard control and containment of human donor tissue. The monthly base rent will increase by 3% annually on the anniversary date of the agreement.

During 2010 we utilized a 3,240 square foot laboratory in Walkersville, Maryland. Our lease for this facility expired in March 2011, and we moved into a new manufacturing facility in Frederick, Maryland which we use for laboratory and administrative purposes. Our current base rent in the new facilities is $11,306 per month. The initial lease term expires December 31, 2015 and there is an option for an additional five years.

On February 25, 2011, the Company entered into a lease agreement (the “Lease Agreement”) with S Real Estate Holdings LLC to allow the Company to expand into new corporate offices located at 5950 Priestly Drive, Carlsbad, California. The new building is used for administrative purposes, but could also be used for research and development purposes if such space is needed in the future. The lease covers approximately 4,653 square feet, which was occupied on or about March 1, 2011. The lease expires on February 29, 2016, subject to the Company’s right to extend the term for up to five additional years. The Company began rent payments in March 2011 once it occupied the facilities, at an initial rate of $5,118 per month. The lease was amended effective July 2011 to account for additional square footage occupied by Company personnel. As such, the initial monthly rate has increased to $9,018 per month. In addition, the monthly base rent will increase by 3% annually on the anniversary date of the agreement. The Company is also obligated to pay a portion of the utilities for the building, CC&R fees and increases in property tax and insurance.

S Real Estate Holdings LLC is owned by Dr. Ruslan Semechkin, the Company’s Vice President of Research and Development and was previously owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The Lease Agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are consistent with the terms that could be obtained for comparable facilities from an unaffiliated party.

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013, are as follows (in thousands):

Amount
2013 (remaining nine months)	$273
2014	363
2015	372
2016	97

Total	$1,105

Marketing Arrangement and Agreement

The Company signed a Term Sheet (“arrangement”) in late 2010 with a third party marketing organization that would serve as a consultant and assist in marketing for Lifeline Skin Care, Inc., (“LSC”) a wholly-owned subsidiary of International Stem Cell, to sell its skin care products through various proprietary mailings. As part of the arrangement, there were various phases and objectives to accomplish, one of which was the potential formation of a joint venture in the future between the parties. Based on the arrangement, LSC paid to the marketing organization 40% of net profits (as defined in the arrangement) generated from the proprietary mailings.

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, superseding the terms of the arrangement with the third party marketing organization. According to the agreement, the third party marketing organization will continue to provide assistance to LSC to sell skin care products through various specific proprietary mailings. In exchange for such services, the Company will pay 20% of net revenues for Direct Sales (as defined in the agreement) generated from the proprietary mailings. In addition, the Company agreed to pay 10% of net revenues for Referral Sales. The agreement specifies that the parties do not intend to create a joint venture, and that either party may terminate the agreement upon 30-day written notice. In addition, the agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, with vesting over four quarters, and warrant term of five years. Subsequently in July 2012, we renegotiated the commission structure to reflect slightly lower rates, 18% on net revenues derived from direct sales and 9% on net revenues derived from referral sales. The Company recognized $0 and $36,000 in stock-based compensation from warrants issued for services during the three months ended March 31, 2013 and 2012, respectively. During the three months ended March 31, 2013 and 2012, LSC incurred $24,000 and $38,000, respectively, under the terms of this arrangement and agreement.

Customer Concentration

During the three months ended March 31, 2013, one major customer, accounted for 16% of our consolidated revenues. No single customer accounted for more than 10% of our revenues during the three months ended March 31, 2012.

10. Commitments and Contingencies

Leases

We have established our primary research facility in 8,215 square feet of leased office and laboratory space in Oceanside, California. Our lease for this facility expires in August 2016. The base rent as of December 31, 2012 was $8,338 per month. The facility has leasehold improvements which include GMP (current Good Manufacturing Practices) level clean rooms designed for the derivation of clinical-grade stem cells and their differentiated derivatives, research laboratories for our stem cell differentiation studies and segregated rooms for biohazard control and containment of human donor tissue. The monthly base rent will increase by 3% annually on the anniversary date of the agreement.

During 2010 we utilized a 3,240 square foot laboratory in Walkersville, Maryland. Our lease for this facility expired in March 2011, and we moved into a new manufacturing facility in Frederick, Maryland which we use for laboratory and administrative purposes. The base rent as of December 31, 2012 was $11,306. The initial lease term expires December 31, 2015 and there is an option for an additional five years.

On February 25, 2011, the Company entered into a lease agreement (the “Lease Agreement”) with S Real Estate Holdings LLC to allow the Company to expand into new corporate offices located at 5950 Priestly Drive, Carlsbad, California. The new building is used for administrative purposes, but could also be used for research and development purposes if such space is needed in the future. The lease covers approximately 4,653 square feet, which was occupied on or about March 1, 2011. The lease expires on February 29, 2016, subject to the Company’s right to extend the term for up to five additional years. The Company began rent payments in March 2011 once it occupied the facilities, at an initial rate of $5,118 per month. The lease was amended effective July 2011 to account for additional square footage occupied by Company personnel. As such, the initial monthly rate was increased to $9,018 per month. In addition, the monthly base rent will increase by 3% annually on the anniversary date of the agreement. The base rent as of December 31, 2012 was $9,289. The Company is also obligated to pay a portion of the utilities for the building and increases in property tax and insurance. In addition, the Company will pay its proportionate share of the CC&R fees.

S Real Estate Holdings LLC is owned by Dr. Andrey Semechkin, the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors. The Lease Agreement was negotiated at arm’s length and was reviewed by the Company’s outside legal counsel. The terms of the lease were reviewed by a committee of independent directors, and the Company believes that, in total, those terms are consistent with the terms that could be obtained for comparable facilities from an unaffiliated party.

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012, are as follows (in thousands):

Amount
2013	367
2014	363
2015	372
2016	97
2017	3

Total	$1,202

Marketing Arrangement and Agreement

The Company signed a Term Sheet (“arrangement”) in late 2010 with a third party marketing organization that would serve as a consultant and assist in marketing for Lifeline Skin Care, Inc., (“LSC”) a wholly-owned subsidiary of International Stem Cell, to sell its skin care products through various proprietary mailings. As part of the arrangement, there were various phases and objectives to accomplish, one of which was the potential formation of a joint venture in the future between the parties. Based on the arrangement, LSC paid to the marketing organization 40% of net profits (as defined in the arrangement) generated from the proprietary mailings.

In September 2011, the Company signed a Marketing Agreement (“agreement”) with an effective date of June 30, 2011, superseding the terms of the arrangement with the third party marketing organization. According to the agreement, the third party marketing organization will continue to provide assistance to LSC to sell skin care products through various specific proprietary mailings. In exchange for such services, the Company will pay 20% of net revenues for Direct Sales (as defined in the agreement) generated from the proprietary mailings. In addition, the Company agreed to pay 10% of net revenues for Referral Sales. The agreement specifies that the parties do not intend to create a joint venture, and that either party may terminate the agreement upon 30-day written notice. In addition, the agreement provides for two tranches of common stock warrants to be issued by the Company for the benefit of the third party marketing organization for 100,000 shares each, with strike prices of $1.50 and $2.00, respectively, with vesting over four quarters, and warrant term of five years. Subsequently in July 2012, we renegotiated the commission structure to reflect slightly lower rates, 18% on net revenues derived from direct sales and 9% on net revenues derived from referral sales. For the month of December 2012, the commission rate was temporarily increased to 25% on net revenues derived from direct sales on qualifying volume of orders. The Company recognized $73,000, and $75,000 in stock-based compensation from warrants issued for services during the years ended December 31, 2012 and 2011, respectively.

LSC incurred $149,000 and $430,000 as marketing expenses during the years ended December 31, 2012 and 2011, respectively, under the terms of this arrangement and agreement.

Customer Concentration

During the year ended December 31, 2012, one major customer accounted for 13% of our consolidated revenues. During the year ended December 31, 2011, one major customer accounted for approximately 13% of our consolidated revenues, and another major customer accounted for approximately 11% of our consolidated revenues. No other single customer accounted for more than 10% of our revenues for any period presented.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events

11. Subsequent Events

Amended License Agreements

On February 7, 2013 the Company and Advanced Cell Technology, Inc. (“ACT”) entered into Amended and Restated License Agreements (the “Amendment”) for the purpose of completely amending and restating the terms of the three Exclusive License Agreements (“ACT IP,” “Infigen IP,” and “UMass IP” or collectively “Exclusive License Agreement”), as amended on August 25, 2005. Under the terms of the Amendment the Company acquired exclusive world-wide rights to all human therapeutic uses and cosmetic uses from ACT and Infigen’s early work on parthenogenic-derived embryonic stem cells, as well as certain rights to patents covering Single Blastomere technology. Pursuant to the Amendment all minimum R&D requirements and all milestone payments due to ACT under the Exclusive License Agreement have been eliminated. The Company will no longer pay any royalties under the ACT IP Agreement and Infigen IP Agreement, and its obligation to pay royalties that ranged from 6%-12% under the UMass IP Agreement has been reduced to 0.25% of the net sales of products using technology covered by the UMass IP Agreement.

Securities Purchase Agreements and Related Transactions

On January 22, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “January 2013 Purchase Agreement”) with Dr. Andrey Semechkin and Dr. Simon Craw to sell a total of 10,125,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $2,025,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer. Dr. Simon Craw is the Company’s Executive Vice President Business Development. The sale of the shares of common stock was completed on January 22, 2013. In connection with the sale of these shares the Company issued to each purchaser a warrant, exercisable for a period of 5 years, to purchase (at an exercise price of $0.20 per share) a number of shares of common stock equal to 50% of the shares purchased by that purchaser, for a total of 5,062,500 shares subject to the warrants.

Immediately before the sale of the shares and warrants under the January 2013 Purchase Agreement described above, the Company issued an additional 8,000,000 shares of common stock upon conversion of all outstanding shares of Series C Preferred Stock held by one investor.

On March 12, 2013, to obtain funding for working capital purposes, the Company entered into a Securities Purchase Agreement (the “March 2013 Purchase Agreement”) with certain investors, including Dr. Andrey Semechkin, to sell a total of 5,000,000 shares of common stock at a price of $0.20 per share, for a total purchase price of $1,000,000. Dr. Andrey Semechkin is the Company’s Co-Chairman and Chief Executive Officer and purchased $100,000 worth of common stock. Each of the other investors has had a long-standing relationship with the Company and has closely followed the Company. The sale of the shares of common stock was completed on March 12, 2013. In connection with the sale of these shares the Company issued to each investor a warrant, exercisable for a period of five years, to purchase (at an exercise price of $0.20 per share) a number of shares of common stock equal to 50% of the shares purchased by that investor, for a total of 2,500,000 shares subject to the warrants.

Additional Financing from Aspire Capital Fund, LLC

Under our Common Stock Purchase Agreement with Aspire Capital Fund, LLC (“Aspire Capital”), we may sell from time to time up to an aggregate of $25.0 million of shares of common stock through approximately January 2014. From commencement through December 31, 2012, we sold a total of 9,333,333 shares of common stock to Aspire Capital for an aggregate of $5,942,000. In addition, from January 1, 2013 through March 15, 2013, we sold an additional 1,200,000 shares to Aspire Capital for an aggregate of $264,000.

Organization and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Combination and Corporate Restructure

Business Combination and Corporate Restructure

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from our human parthenogenetic stem cell technologies.

BUSINESS COMBINATION AND CORPORATE RESTRUCTURE

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from our human parthenogenetic stem cell technologies.

Going Concern

Going Concern

The Company continues in the development stage and as such has accumulated losses from inception and expects to incur additional losses in the near future. The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $620,000 per month, excluding capital expenditures and patent costs averaging $60,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2013. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements were prepared assuming that the Company is a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. In the first quarter of 2013, to obtain funding for working capital purposes, the Company sold a total of 16,325,000 shares of common stock raising $3,289,000. For further discussion, see Note 6, Capital Stock.

In May 2013, we filed an amendment to our pending registration statement with the Securities and Exchange Commission that, following effectiveness, would allow us to raise up to $5 million from the sale of common stock and warrants. However, this is a “best efforts” offering and we cannot predict the timing or amount of any funds that we may actually receive, if any.

Going Concern

The Company continues in the development stage and as such has accumulated losses from inception and expects to incur additional losses in the near future. The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $580,000 per month, excluding capital expenditures and patent costs averaging $70,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2013. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements were prepared assuming that the Company is a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty. Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. From January through March 15, 2013, to obtain funding for working capital purposes, the Company sold a total of 16,325,000 shares of common stock raising $3,289,000. For further discussion, see Note 11, Subsequent Events.

In October 2012 we filed a registration statement with the SEC that, following effectiveness, would allow us to raise up to $15 million from the sale of common stock and warrants. However, this is a “best efforts” offering and we cannot predict the timing or amount of any funds that we may actually receive.

Basis of Presentation

Basis of Presentation

International Stem Cell Corporation was formed in June 2006. BTHC III, Inc. was a shell company that had no operations and no net assets. For accounting purposes the acquisition has been treated as a recapitalization of BTHC III with ISC California as the accounting acquirer (reverse acquisition). The historical statements prior to June 2006 are those of Lifeline Cell Technology, LLC, the wholly-owned subsidiary of ISC California.

The Company is a development-stage company with no revenue generated from its operations in therapeutic and biomedical products development through research and development efforts. To date, the Company has generated limited and unpredictable revenue to support its core therapeutic research and development efforts.

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q.

These financial statements do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to consolidated financial statements included in the annual report on Form 10-K of International Stem Cell Corporation and Subsidiaries for the year ended December 31, 2012. When used in these notes, the terms “Company,” “we,” “us,” or “our” mean International Stem Cell Corporation and all entities included in our unaudited condensed consolidated financial statements.

In the opinion of management, the unaudited condensed consolidated financial information for the interim periods presented reflects all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the Company’s consolidated results of operations, financial position and cash flows. The unaudited condensed consolidated financial statements and the related notes should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2012 included in the Company’s annual report on Form 10-K. Operating results for interim periods are not necessarily indicative of the operating results for any other interim period or an entire year.

Basis of Presentation

International Stem Cell Corporation was formed in June 2006. BTHC III, Inc. was a shell company that had no operations and no net assets. For accounting purposes the acquisition has been treated as a recapitalization of BTHC III with ISC California as the accounting acquirer (reverse acquisition). The historical statements prior to June 2006 are those of Lifeline Cell Technology, a wholly-owned subsidiary of ISC California.

The Company is a development-stage company with no revenue generated from its principal operations in therapeutic and biomedical product development through research and development efforts. To date the Company has generated limited and unpredictable revenue to support our core therapeutic research and development efforts.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses, and related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.
Inventories

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of March 31, 2013 and December 31, 2012, the Company had an allowance for bad debt totaling $18,000 and $4,000, respectively.

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of December 31, 2012, the Company had an allowance for doubtful accounts totaling $4,000. As of December 31, 2011, the Company did not have an allowance for doubtful accounts as all accounts receivable were deemed collectible.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Intangible Assets

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost of $2,232,000 and $2,083,000 at March 31, 2013 and December 31, 2012, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense for the three months ended March 31, 2013 and 2012 amounted to $15,000 and $17,000, respectively, and is included in research and development expense. Accumulated amortization as of March 31, 2013 and December 31, 2012 was $464,000 and $449,000, respectively. Additional information regarding patents and patent licenses is included in Note 4.

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost of $2,083,000 and $1,677,000 at December 31, 2012 and 2011, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense for the years ended December 31, 2012 and 2011 amounted to $54,000 and $77,000, respectively, and is included in research and development expense. Accumulated amortization as of December 31, 2012 and 2011 was $449,000 and $395,000, respectively. Additional information regarding patents and patent licenses is included in Note 4.

Long-lived Asset Impairment

Long-lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company did not recognize material impairments on its long-lived assets during the three months ended March 31, 2013 and 2012.

Long-Lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company recognized $190,000 and $3,000 of impairments on its long-lived assets during the years ended December 31, 2012 and 2011, respectively.

Product Sales

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has expired. LSC’s revenue accounted for 51% of total revenue during the three months ended March 31, 2013 and 2012. LCT contributed 49% of total revenue during the three months ended March 31, 2013 and 2012.

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has expired. LCT contributed 52% and 47% of total revenue in 2012 and 2011, respectively. LSC’s revenue accounted for 48% and 53% of total revenue in 2012 and 2011, respectively.

Deferred Revenue

Deferred Revenue

The Company recognizes revenue from LSC products when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day right of return guarantee and therefore, the Company defers all revenue associated with these product sales until the 30-day guarantee has expired. In addition, all costs associated with these product sales are reclassified against the deferred revenue account so that the net deferred revenue balance is presented. At March 31, 2013 and December 31, 2012, net deferred revenue totaled $163,000 and $233,000, respectively.

Deferred Revenue

The Company recognizes revenue from LSC products when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day right of return guarantee and therefore, the Company defers all revenue associated with these product sales until the 30-day guarantee has expired. In addition, all costs associated with these product sales are reclassified against the deferred revenue account so that the net deferred revenue balance is presented. At December 31, 2012 and 2011, net deferred revenue totaled $233,000 and $189,000, respectively.

Cost of Sales

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Research and Development Costs

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Registration Payment Arrangements

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Fair Value Measurements

Fair Value Measurements

On January 1, 2008, the Company adopted authoritative guidance for fair value measurements and fair value disclosures. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level	1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level	2 Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level	3 Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of March 31, 2013 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$1,505	$1,505	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2011	$38
Issuances	—
Adjustments to estimated fair value	(38)

Ending balance at December 31, 2012	—
Issuances	—
Adjustments to estimated fair value due to expiry	—

Ending balance at March 31, 2013	$—

Fair Value Measurements

On January 1, 2008, the Company adopted authoritative guidance for fair value measurements and fair value disclosures. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2011 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$470	$470	$—	$—

LIABILITIES:
Warrants to purchase common stock	$38	$—	$—	$38

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2010	$2,400
Issuances	—
Adjustments to estimated fair value	(2,362)

Ending balance at December 31, 2011	38
Issuances	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	$—

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values, and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options, as well as Monte-Carlo valuation method for certain warrants. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of March 31, 2013 and December 31, 2012 approximate their fair values because of the short-term nature of those instruments.

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of December 31, 2012 and 2011 approximate their fair values because of the short-term nature of those instruments. The fair value of certain warrants was determined at each reporting date in 2011 using the Monte-Carlo valuation methodology; however, all warrants requiring such valuations expired in the first quarter of 2012.

Income (Loss) Per Common Share

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At March 31, 2013, there were 822,500 non-vested restricted shares, 9,462,500 warrants, and 15,864,448 vested and 6,811,745 non-vested stock options outstanding; and at December 31, 2012, there were 335,000 non-vested restricted shares, 3,500,000 warrants, and 15,407,902 vested and 7,969,230 non-vested stock options outstanding. These restricted shares, options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At December 31, 2012, there were 335,000 non-vested restricted shares, 3,500,000 warrants, and 15,407,902 vested and 7,969,230 non-vested stock options outstanding; and at December 31, 2011, there were 6,569,550 warrants, and 11,842,841 vested and 11,141,598 non-vested stock options outstanding. These restricted shares, options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the three months ended March 31, 2013 and 2012 or the period from inception through March 31, 2013.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There were no new accounting pronouncements during the three months ended March 31, 2013, as compared to the recent accounting pronouncements described in the Annual Report on Form 10-K for the fiscal year ended December 31, 2012, that are of significance, or potential significance, to the Company.

Recent Accounting Pronouncements

There were no new accounting pronouncements during the year ended December 31, 2012, as compared to the recent accounting pronouncements described in the Annual Report on Form 10-K for the fiscal year ended December 31, 2011, that are of significance, or potential significance, to the Company.

Comprehensive Income

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended December 31, 2012 and 2011 or the period from inception through December 31, 2012.

Organization and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Assets and Liabilities

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of March 31, 2013 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$1,505	$1,505	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2011 (in thousands).

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$470	$470	$—	$—

LIABILITIES:
Warrants to purchase common stock	$38	$—	$—	$38

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2011	$38
Issuances	—
Adjustments to estimated fair value	(38)

Ending balance at December 31, 2012	—
Issuances	—
Adjustments to estimated fair value due to expiry	—

Ending balance at March 31, 2013	$—

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity):

Warrants to purchase common stock
Beginning balance at December 31, 2010	$2,400
Issuances	—
Adjustments to estimated fair value	(2,362)

Ending balance at December 31, 2011	38
Issuances	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	$—

Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Components of Inventories

expiration and obsolete inventory and adjusted accordingly. The components of inventories are as follows (in thousands):

	March 31, 2013	December 31, 2012
Raw materials	$280	$276
Work in process	237	211
Finished goods	728	748

Total	1,245	1,235
Less: allowance for inventory obsolescence	(39)	(36)

Inventory, net	$1,206	$1,199

The components of inventories are as follows (in thousands):

	December 31, 2012	December 31, 2011
Raw materials	$276	$265
Work in process	211	285
Finished goods	748	794

Total	1,235	1,344
Less: allowance for inventory obsolescence	(36)	(76)

Inventory, net	$1,199	$1,268

Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Property and Equipment

Property and equipment consists of the following (in thousands):

	March 31, 2013	December 31, 2012
Machinery and equipment	$1072	$1,072
Computer equipment	347	347
Office equipment	225	225
Leasehold improvements	830	830

	2,474	2,474
Less: accumulated depreciation and amortization	(1,441)	(1,340)

Property and equipment, net	$1,033	$1,134

Property and equipment consists of the following (in thousands):

	December 31, 2012	December 31, 2011
Machinery and equipment	$1,072	$969
Computer equipment	347	358
Office equipment	225	217
Leasehold improvements	830	816

	2,474	2,360
Less: accumulated depreciation and amortization	(1,340)	(940)

Property and equipment, net	$1,134	$1,420

Patent Licenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization

At March 31, 2013, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013 (remaining nine months)	45
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,558

At December 31, 2012, future amortization expense related to our intangible assets subject to amortization is expected to be as follows (in thousands):

Amount
2013	$60
2014	60
2015	60
2016	60
2017	61
Thereafter	1,272

Total	$1,573

Summary of Obligation to Pay Royalties and Other Fees

As of December 31, 2012, the Company still maintained an obligation to pay royalties and other fees in accordance with the following schedule (in thousands, except percentages and sales thresholds):

	UMass IP	ACT IP	Infigen IP
License fee	$150	$225	$25
Royalty rates	3% to 12%	3% to 10%	3% to 10%
Minimum royalties
At 12 months	$15	$15	$8
At 24 months	$30	$38	$8
At 36 months	$45	$61	$7
Annually thereafter	$60	$75	$15
Milestone payments
First commercial product	$250	$250	$250
Sales reaching $5,000,000	$500	$500	$500
Sales reaching $10,000,000	$1,000	$1,000	$1,000

Advances (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Advances to Related Party	As of March 31, 2013 no revenues were realized from this agreement.

	March 31, 2013	December 31, 2012
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2012, no revenues were realized from this agreement.

	December 31, 2012	December 31, 2011
BioTime, Inc. (in thousands)	$250	$250

Capital Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Shares of Common Stock Reserved for Future Issuance

At March 31, 2013, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	22,676,193
Options available for future grant	17,050,980
Convertible preferred stock	36,403,812
Warrants	9,462,500

85,593,485

At December 31, 2012, the Company had shares of common stock reserved for future issuance as follows:

Options outstanding	23,377,132
Options available for future grant	16,994,980
Convertible preferred stock	38,973,200
Warrants	3,500,000

82,845,312

Stock Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31, 2013	Three Months Ended March 31, 2012
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.11%
Expected stock price volatility	121%	127%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.7 years	6.2 years

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012	Year ended December 31, 2011
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.81%
Expected stock price volatility	121.90%	81%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.69 years	6.13 years

Summary of Changes in Options Outstanding and Related Exercise Prices

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,050,400	7.15	$0.41	2,387,880	5.80	$0.43
$0.51-$0.75	9,365,293	6.70	$0.62	7,325,268	6.66	$0.62
$0.76-$1.00	1,895,000	4.27	$0.98	1,767,000	3.96	$0.99
$1.01-$1.25	343,400	8.09	$1.10	239,800	8.09	$1.10
$1.26-$1.50	1,192,100	6.88	$1.31	834,900	6.68	$1.32
$1.51-$3.20	5,830,000	7.59	$1.94	3,309,600	7.47	$1.96

	22,676,193	6.84	$0.99	15,864,448	6.42	$0.95

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,080,800	7.41	$0.41	2,239,220	5.86	$0.43
$0.51-$0.75	9,365,293	6.95	$0.62	6,782,943	6.90	$0.62
$0.76-$1.00	2,539,939	3.38	$0.99	2,399,939	3.07	$1.00
$1.01-$1.25	355,000	8.34	$1.10	227,900	8.34	$1.10
$1.26-$1.50	1,206,100	7.13	$1.31	777,100	6.88	$1.33
$1.51-$3.20	5,830,000	7.83	$1.94	2,980,800	7.69	$1.97

	23,377,132	6.89	$0.99	15,407,902	6.32	$0.95

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	—	$0
Exercised	—	$0
Canceled or expired	(56,000)	$0.76

Outstanding at March 31, 2013	15,066,900	$1.19

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at March 31, 2013	7,609,293	$0.62

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,009,937	$0.92
Granted	6,997,500	$1.69
Exercised	(300,820)	$0.50
Canceled or expired	(1,976,410)	$1.17

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,708,939	$0.64
Granted	—	$—
Exercised	(454,170)	$0.59
Canceled or expired	(2,000,537)	$0.62

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65

Summary of Share Data Related to Warrant Transactions

Share data related to warrant transactions through March 31, 2013 were as follows:

											Price per Share
	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Shares	Range	Weighted average exercise price
Outstanding, December 31, 2009	2,000,000	1,100,000	1,400,000	30,000	1,629,623	3,405,929	—	—	—	9,565,552	$0.25-0.80	$0.45

2010
Issued										—
Exercised	(400,000)	(600,000)			(248,902)	(1,645,772)				(2,894,674)	0.25-0.80	0.47
Forfeited/Cancelled										—

Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	—	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000			200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)				(301,328)	0.25-0.80	0.40
Forfeited/Cancelled										—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	—	—	6,569,550	$0.25-2.00	$0.49
2012
Issued										—
Exercised										—
Forfeited/Cancelled				(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	—	—	3,500,000	$0.25-2.00	$0.34
2013
Issued								5,062,500	2,500,000	7,562,500	$0.20	$0.20
Exercised										—
Forfeited/Cancelled	(1,600,000)									(1,600,000)	$0.25	$0.25

Outstanding, March 31, 2013	—	300,000	1,400,000	—	—	—	200,000	5,062,500	2,500,000	9,462,500	$0.20-2.00	$0.24

Share data related to warrant transactions as of December 31, 2012 were as follows:

									Price per Share
	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Total Shares Issuable Upon Exercise of Warrants	Range	Weighted average exercise price
Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000	200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)		(301,328)	0.25-0.80	0.40
Forfeited/Expired								—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	6,569,550	$0.25-2.00	$0.49
2012
Issued								—
Exercised								—
Forfeited/Expired				(30,000)	(1,317,921)	(1,721,629)		(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	3,500,000	$0.25-2.00	$0.34

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Future Minimum Lease Payments Required Under Operating Leases that have Initial or Remaining Non-cancelable Lease Terms in Excess of One Year

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2013, are as follows (in thousands):

Amount
2013 (remaining nine months)	$273
2014	363
2015	372
2016	97

Total	$1,105

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2012, are as follows (in thousands):

Amount
2013	367
2014	363
2015	372
2016	97
2017	3

Total	$1,202

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate

A reconciliation of the statutory Federal income tax rate and the effective income tax rate for the year ended December 31, 2012 and 2011 follows:

	December 31, 2012	December 31, 2011
Statutory federal income tax rate	35%	35%
Permanent items	(8)%	(4)%
State income taxes, net of federal taxes	4%	7%
Change in valuation allowance	(30)%	(41)%
Tax credits claimed	1%	2%
Other	(2)%	1%

Effective income tax rate	0%	0%

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$120	$148
Deferred revenues	—	113

Current deferred tax assets	$120	$261
Valuation allowances	(120)	(261)

Net current deferred tax assets	$—	$—

Net operating loss carryforwards	$17,150	$14,590
Stock based compensation	2,532	1,862
Research and development tax credit	1,206	842
Other	10	—

Non-current deferred tax assets	$20,898	$17,294
Valuation allowances	(20,898)	(17,294)

Net non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	$—	$—

Net deferred tax assets	$—	$—

Summary of Components of Provisions for Income Taxes	The components of the provisions for income taxes were as follows:

	December 31, 2012	December 31, 2011

Current	$—	$—
Deferred	—	—

Total	$—	$—

Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Jul. 01, 2006
Organization And Significant Accounting Policies [Line Items]
Percentage of ownership in issued and outstanding shares of common stock parent Company	93.70%		93.70%		93.70%	93.70%
Warrants in subsidiary Company													20,000,000
Burn rate	$ 620,000		$ 580,000
Patent costs	60,000		70,000
Common stock sold	16,325,000
Common stock sold, value	3,289,000	2,084,000	2,084,000	3,358,000	28,882,000	32,171,000
Sale of common stock and warrants	5,000,000		15,000,000
Allowance for doubtful accounts	18,000		4,000	0	4,000	18,000
Estimated useful life of property and equipment	5 years		5 years
Patents and patent licenses	2,232,000		2,083,000	1,677,000	2,083,000	2,232,000
Accumulated amortization	464,000		449,000	395,000	449,000	464,000
Period of right of return guarantee	30 days		30 days
Net deferred revenue	163,000		233,000	189,000	233,000	163,000
Non-vested stock options outstanding	6,811,745		7,969,230	11,141,598	7,969,230	6,811,745
Warrants outstanding	9,462,500		3,500,000	6,569,550	3,500,000	9,462,500
Vested stock options outstanding	15,864,448		15,407,902	11,842,841	15,407,902	15,864,448
Common stock, shares issued	112,363,815		87,388,815	80,036,315	87,388,815	112,363,815	16,325,000	5,000,000	10,125,000	484,675	1,370,000	1,350,000
Common stock value	112,000		87,000	80,000	87,000	112,000	3,289,000
Impairments on its long-lived assets			190,000	3,000
Restricted Stock
Organization And Significant Accounting Policies [Line Items]
Non-vested stock options outstanding	822,500		335,000		335,000	822,500
Cell Technology
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed	51.00%	51.00%	52.00%	47.00%
Skincare
Organization And Significant Accounting Policies [Line Items]
Percentage of revenue contributed	49.00%	49.00%	48.00%	53.00%
Research and Development Expense
Organization And Significant Accounting Policies [Line Items]
Amortization expense	$ 15,000	$ 17,000	$ 54,000	$ 77,000

Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS:
Cash equivalents	$ 1,505	$ 5	$ 470
LIABILITIES:
Warrants to purchase common			38
Level 1
ASSETS:
Cash equivalents	1,505	5	470
LIABILITIES:
Warrants to purchase common			0
Level 3
LIABILITIES:
Warrants to purchase common			$ 38

Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		$ 38	$ 2,400
Issuances
Adjustments to estimated fair value		(38)	(2,362)
Ending balance			$ 38

Summary of Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of the components of inventories
Raw materials	$ 280	$ 276	$ 265
Work in process	237	211	285
Finished goods	728	748	794
Total	1,245	1,235	1,344
Less: allowance for inventory obsolescence	(39)	(36)	(76)
Inventory, net	$ 1,206	$ 1,199	$ 1,268

Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of property and equipment
Property and equipment, gross	$ 2,474	$ 2,474	$ 2,360
Less: accumulated depreciation and amortization	(1,441)	(1,340)	(940)
Property and equipment, net	1,033	1,134	1,420
Machinery and Equipment
Summary of property and equipment
Property and equipment, gross	1,072	1,072	969
Computer Equipment
Summary of property and equipment
Property and equipment, gross	347	347	358
Office Equipment
Summary of property and equipment
Property and equipment, gross	225	225	217
Leasehold Improvements
Summary of property and equipment
Property and equipment, gross	$ 830	$ 830	$ 816

Property and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 101,000	$ 108,000	$ 420,000	$ 417,000

Patent Licenses - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Intangible Assets Goodwill [Line Items]
Option and license fees	$ 340,000	$ 340,000
Additional option fees	22,500	22,500
Additional license fees	400,000	400,000
Cash proceeds	5,000,000	5,000,000
Patent acquisition costs	1,485,000	1,336,000
ACT IP
Intangible Assets Goodwill [Line Items]
Option and license fees		225,000
Patent acquisition costs	$ 747,000	$ 747,000
Convertible Notes Payable
Intangible Assets Goodwill [Line Items]
Interest rate	10.00%	10.00%

Summary of Future Amortization Expense Related to Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Summary of future amortization expense related to our intangible assets subject to amortization
2013	$ 45	$ 60
2014	60	60
2015	60	60
2016	60	60
2017	61	61
Thereafter	1,272	1,272
Total	$ 1,558	$ 1,573

Advance - Additional Information (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 18, 2008
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Specified Amount of revenue to be Utilized for Advances	250,000	250,000
Revenue Realized from agreement	$ 0	$ 0

Summary of Advances to Related Party (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 18, 2008
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250	$ 250	$ 250	$ 250
BioTime, Inc.
Investments in and Advances to Affiliates [Line Items]
Advances of related party	$ 250	$ 250	$ 250

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended							136 Months Ended	139 Months Ended									1 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended										1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended						12 Months Ended					12 Months Ended										3 Months Ended	1 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2006	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Aug. 31, 2007	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	May 31, 2012	Dec. 31, 2009	May 31, 2008 Investment	Jan. 15, 2008	Dec. 27, 2006	Jun. 30, 2010 Series A and Series B Preferred Stock	Aug. 31, 2008 Series A and Series B Preferred Stock	Mar. 31, 2013 Series A and Series B Preferred Stock	Dec. 31, 2012 Series A and Series B Preferred Stock	May 31, 2008 Series D	Mar. 31, 2013 Series D	Mar. 31, 2012 Series D	Dec. 31, 2012 Series D	Dec. 31, 2011 Series D	Dec. 31, 2008 Series D	Sep. 30, 2009 Series D	Jun. 30, 2009 Series D	Mar. 20, 2009 Series D	Feb. 05, 2009 Series D	Dec. 30, 2008 Series D	Mar. 31, 2013 Series D X-Master Inc	Dec. 31, 2012 Series D X-Master Inc	Jun. 30, 2009 Series E	Dec. 31, 2010 Series E	Dec. 31, 2009 Series E	Jun. 30, 2009 Series E Capital Partners LLC	Mar. 31, 2013 Series G Director	Mar. 31, 2012 Series G	Dec. 31, 2012 Series G Director	Dec. 31, 2011 Series G	Mar. 09, 2012 Series G	Mar. 31, 2013 Series G AR Partners, LLC	Dec. 31, 2012 Series G AR Partners, LLC	Mar. 31, 2013 Registration Rights Aspire Capital Fund, LLC	Mar. 31, 2012 Registration Rights Aspire Capital Fund, LLC	Dec. 31, 2012 Registration Rights Aspire Capital Fund, LLC	Dec. 31, 2011 Registration Rights Aspire Capital Fund, LLC	Mar. 31, 2012 Series A	Aug. 31, 2008 Series A	Mar. 31, 2013 Series A	Dec. 31, 2012 Series A	Dec. 31, 2008 Series A	Dec. 31, 2011 Series A	Jan. 15, 2008 Series A	Aug. 31, 2008 Series B	May 31, 2008 Series B	Dec. 31, 2008 Series B	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Dec. 31, 2011 Series B	May 31, 2008 Series B Warrants	Dec. 31, 2008 Series B Warrants	Jan. 22, 2013 Series C	Aug. 31, 2008 Series C	Dec. 31, 2008 Series C	Mar. 31, 2013 Series C	Dec. 31, 2012 Series C	Dec. 31, 2011 Series C	Sep. 23, 2008 Series C	Dec. 31, 2010 Series F	Dec. 31, 2010 Series F Socius C G II	Mar. 31, 2013 Perpetual Preferred Stock	Dec. 31, 2012 Perpetual Preferred Stock	Dec. 09, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Mar. 31, 2013 Dr Andrey Semechkin Series D	Dec. 31, 2012 Dr Andrey Semechkin Series D	Dec. 31, 2010 Warrants Series E	Dec. 31, 2010 Fees Shares Series F	Dec. 31, 2010 Socius Exchange Agreement	Dec. 09, 2010 Closing Price Above $ 0.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 1.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 1.75 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Closing Price Above $ 2.25 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2008 Series A Warrant	Dec. 31, 2008 Series A Warrant Series A	Dec. 31, 2009 Common Stock	Mar. 31, 2013 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2008 Common Stock	Dec. 31, 2007 Common Stock	Dec. 31, 2006 Common Stock	Mar. 31, 2013 Common Stock Series G	Mar. 31, 2012 Common Stock Series A	May 31, 2008 Common Stock Series B	Dec. 31, 2010 Common Stock Warrants Series E	Dec. 31, 2008 Minimum	Oct. 31, 2006 Minimum	Dec. 31, 2009 Minimum Series E	Mar. 31, 2013 Minimum Series G	Dec. 31, 2012 Minimum Series G	Dec. 31, 2008 Minimum Series A	Mar. 31, 2013 Minimum Perpetual Preferred Stock	Dec. 31, 2012 Minimum Perpetual Preferred Stock	Oct. 31, 2006 Maximum	Dec. 31, 2009 Maximum Series E	Dec. 31, 2008 Maximum Series A	Mar. 31, 2013 Maximum Perpetual Preferred Stock	Dec. 31, 2012 Maximum Perpetual Preferred Stock	Dec. 09, 2010 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC
Common stock, shares authorized		300,000,000		300,000,000	200,000,000					200,000,000	300,000,000	300,000,000				300,000,000				200,000,000
Common stock, par value		$ 0.001		$ 0.001	$ 0.001		$ 1	$ 1		$ 0.001	$ 0.001	$ 0.001							$ 1	$ 0.001			$ 1	$ 1																																	$ 1		$ 1			$ 1
Preferred stock, shares authorized										20,000,000										20,000,000						50		50	50													5,000,000		5,000,000	0											0		5,000,000					5,000,000	5,000,000	5,000,000						3,000,000	3,000,000	3,000,000
Selling Price per shares										$ 0.001										$ 0.001						$ 0.001		$ 0.001	$ 0.001													$ 0.001		$ 0.001	$ 0.001	$ 1										$ 0		$ 0.001					$ 0.001	$ 0.001	$ 0.001				$ 1		$ 0.001	$ 0.001	$ 0.001		$ 10,000
Description of stock split arrangement										In October 2006, the board of directors of BTHC III approved a stock split of 4.42 shares to 1.
Stock split approved	4.42
Share exchange ratio under share exchange agreement	1
Common stock, shares outstanding		112,363,815		87,388,815	80,036,315						87,388,815	112,363,815																																																																																														500,000							2,209,993
Common stock, shares issued		112,363,815		87,388,815	80,036,315			1,370,000		1,350,000	87,388,815	112,363,815	16,325,000	5,000,000	10,125,000		484,675																																																																						100,000	150,000	200,000	300,000
Stock issued during period shares issued for legal consulting										350,000
Stock issued during period shares issued for contract to provide investor relations services										1,000,000
Investor relations services contract duration									1 year
Net proceeds from sales								$ 1,157,000
Selling agent for the private placement								274,000
Number of purchase agreement shares sold																														50									24																							400,000							3,000,000						1,000					9,333,333	333,333																													1,000,000					5,000,000
Number of Series A Preferred shares																																																									1					1
Number of warrants in Series A Units																																																																			2																								2	2
Common Stock At Market Price On The First Finance Closing Limit																																																											1
Warrants exercisable																							$ 0.25	$ 0.25																																	$ 0.5				$ 0.5					$ 0.25
Liquidation premium																																																							6.00%	6.00%					6.00%									6.00%							26.00%	26.00%
Conversion of convertible shares																																																					500,000															8,000,000																									2,000,000									2,000,000
Number of accredited investors																		5
Proceeds from issuance of preferred stock			4,941,000	4,941,000							17,202,000	17,202,000																																																	400,000
Conversion ratio for each share																																																																																																					2.67		2
Compensation under the Consultation Contract per month																																																													$ 0.5
Convertible shares of common stock		$ 0.4		$ 0.4							$ 0.4	$ 0.4														$ 0.2																$ 0.2																					$ 0.2					$ 0.25	$ 0.25
Convertible shares of common stock, trigger price																										$ 0.2																$ 0.37																					$ 0.2
Number of years warrants to purchase common stock																																						5 years																							5 years
Preferred stock, shares issued																										43		43	43							10	10					5,000,000		5,000,000	0											0		500,000					300,000	300,000	300,000						0	2,000,000	2,000,000									33	33
Preferred stock, shares outstanding																										43		43	43													5,000,000		5,000,000	0											0		500,000					300,000	300,000	300,000						0	2,000,000	2,000,000																																			1,000,000	1,000,000
Risk free interest rates		0.94%	1.11%	0.94%	1.81%																	3.00%	3.00%	3.00%																																																					2.40%	2.40%																											4.58%
Risk free interest rates																							3.37%	3.37%																																																					2.65%	2.65%
Volatility rate maximum								71.00%															65.00%	65.00%																																																					65.33%	65.33%
Volatility rate minimum		121.00%	127.00%	121.90%	81.00%		70.57%	63.00%														57.90%	57.90%	57.90%																																																					64.46%	64.46%
Period		5 years 8 months 12 days	6 years 2 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days																	5 years	5 years	5 years																																																					5 years	5 years
Exercise price																						$ 0.25	$ 0.5	$ 0.5																																																																																							$ 0.56	$ 0.56				$ 0.74	$ 0.74
Anti Dilution Provisions Related To Warrants And Exercise Price																					$ 0.25	$ 0.25
Risk free interest rates																						3.00%
Volatility rate minimum																						57.90%
Beneficial conversion feature																																																						553,000						308,000										720,000
Warrants adjusted		0	36,000	73,000	75,000					638,000	370,000	370,000									804,971																																	193,000						110,000
Reduction In Value of Warrants Due To Revaluation																					5,276,000
Common stock sold for an aggregate to aspire capital								1,200,000																						5,000,000																	5,000,000	5,000,000																					3,000,000							10,000,000				5,942,000	500,000
Antidilutive Securities Excluded From Computation of Earnings Per Share Amount																																																																						250,000
Number of preferred stock sold																																																																					700,000					1,300,000
Secured Convertible Note amount																									1,000,000
Preferred stock price per share																																			$ 100,000
Sale of the Series D Preferred																															3	10	10	10	10
Total amount raised																										4,700,000		4,700,000
Rate of preferred stock dividend and redemption premium																												6.00%	10.00%									10.00%				6.00%		6.00%																																	10.00%	10.00%
Number of days with in dividend declared after each quarter end																										15 days		15 days
Total deemed dividend						524,000																				2,480,000																1,375,000		1,375,000
Dividend paid																										0	108,000	237,000	429,000													0	0	0	0
Accrued dividend on preferred stock				222,000	430,000																					0		0	108,000
Investment commitment																																									5,000,000
Percentage on warrants to purchase common stock of closing price																																						100.00%
Percentage of exercise value of warrants issued																																						135.00%
Commitment fees																																						250,000
Number of days for Promptly file after the effective date																																								30 days
Percentage of redemption premium																																																																																																											0.00%							26.00%
Private equity financing																																							2,400,000
Warrant to purchase Common stock																																																																											7,000,000																													3,700,000
Shares, Issued																																																																																				3,700,000	250,000								56,035,000	112,364,000	87,389,000	80,036,000	74,771,000	38,411,000	35,370,000	33,997,000
Common stock exercise price per share						$ 1.93
Notes issued																																																																																						2,500,000
Percentage of financing receivables																																																																													135.00%	135.00%
Note receivable accrued interest rate																																																																													2.00%	2.00%
Common stock liquidation preferences amount																																																																													15,000,000	15,000,000
Initial conversion ratio																																										2.5		2.5
Number of directors to be nominated by preferred shareholders																																										2		2
Number of independent directors out of directors to be nominated by preferred shareholders																																										1		1
Reversal of dividend accreted				93,000							93,000	93,000																														93,000		93,000
Legal costs																																										59,000		59,000
Stock repurchase agreement, authorized amount																																																																																																																						25,000,000	25,000,000
Capital Commitment Fees on Common Stock																																																																															500,000
Common stock purchase agreement period																																																																															3 years		3 years
Number of days to be taken for calculation share sales price																																																																															12 days		12 days
Closing Price of common shares																																																																																							$ 0.25	$ 1.25	$ 1.75	$ 2.25
Issued shares to aspire capital for operating activities																																																	1,200,000	5,000,000	5,000,000	4,000,000
Issued to aspire capital for operating activities																																																	264,000	2,100,000	2,100,000	3,400,000
Dividend																																												$ 0	$ 0

Capital Stock (Detail)	Mar. 31, 2013	Dec. 31, 2012
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	85,593,485	82,845,312
Options Outstanding
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	22,676,193	23,377,132
Options available for future grant
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	17,050,980	16,994,980
Convertible Preferred Stock
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	36,403,812	38,973,200
Warrants
Summary of shares of common stock reserved for future issuance
Shares of common stock reserved for future issuance net	9,462,500	3,500,000

Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		136 Months Ended	139 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Related Party Transaction [Line Items]
Dividend accrued	$ 5,000		$ 5,000	$ 108,000	$ 5,000	$ 5,000
Reversal of dividend accreted			93,000		93,000	93,000
Rent expense related to facility lease arrangement	28,000	27,000	113,000	106,000
Accrued dividend paid	0
Series D
Related Party Transaction [Line Items]
Dividend accrued		82,000	0		0
Series G
Related Party Transaction [Line Items]
Dividend accrued	0			108,000		0
Reversal of dividend accreted	$ 93,000		$ 93,000

Stock Options and Warrants - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended									1 Months Ended		3 Months Ended		12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended															12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2009	Dec. 31, 2006	Mar. 12, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Co-Chairman and Chief Executive Officer	Mar. 31, 2013 Brookstreet	Mar. 31, 2007 Brookstreet	Dec. 31, 2008 Brookstreet	Dec. 31, 2007 Brookstreet	Dec. 31, 2011 Brookstreet	Dec. 31, 2009 Brookstreet	Dec. 31, 2006 Brookstreet	Mar. 31, 2013 Series A	Dec. 31, 2012 Series A	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2013 BioTime	Dec. 31, 2012 BioTime	Dec. 31, 2011 BioTime Tranche	Dec. 31, 2008 BioTime	Jun. 30, 2008 BioTime	Mar. 31, 2013 2006 Plan	Dec. 31, 2012 2006 Plan	Mar. 31, 2013 2010 Plan	Dec. 31, 2012 2010 Plan	Dec. 31, 2010 2010 Plan	Mar. 31, 2013 2006 Plan and 2010 Plan	Dec. 31, 2012 2006 Plan and 2010 Plan	Dec. 31, 2011 2006 Plan and 2010 Plan	Dec. 31, 2009 2006 Plan and 2010 Plan	Dec. 31, 2012 Warrants	Dec. 31, 2011 Warrants	Mar. 31, 2013 Warrants YKA Loan	Dec. 31, 2012 Warrants YKA Loan	Dec. 31, 2011 Warrants YKA Loan	Mar. 31, 2013 Warrants Issued With Preferred Stock Series A	Dec. 31, 2012 Warrants Issued With Preferred Stock Series A	Sep. 30, 2012 Warrants Issued With Preferred Stock Series A	Dec. 31, 2010 Warrants Issued With Preferred Stock Series A	Dec. 31, 2008 Warrants Issued With Preferred Stock Series A	Mar. 31, 2013 Warrants Issued With Preferred Stock Series B	Dec. 31, 2012 Warrants Issued With Preferred Stock Series B	Sep. 30, 2012 Warrants Issued With Preferred Stock Series B	Dec. 31, 2011 Warrants Issued With Preferred Stock Series B	Dec. 31, 2010 Warrants Issued With Preferred Stock Series B	Dec. 31, 2008 Warrants Issued With Preferred Stock Series B	Dec. 31, 2008 Warrants To Purchase Shares Of Common Stock [Member] Series A	Dec. 31, 2008 Warrants To Purchase Shares Of Common Stock [Member] Series B	Dec. 31, 2007 Private Placement	Dec. 31, 2009 Private Placement	Dec. 31, 2008 Private Placement	Dec. 31, 2007 Private Placement Brookstreet	Dec. 31, 2009 Private Placement Brookstreet	Dec. 31, 2006 Private Placement Brookstreet	Mar. 31, 2007 Individuals	Dec. 31, 2007 Individuals	Dec. 31, 2007 Maximum	Dec. 31, 2007 Maximum Brookstreet	Dec. 31, 2012 Maximum BioTime	Dec. 31, 2011 Maximum BioTime	Mar. 31, 2013 Maximum 2006 Plan and 2010 Plan	Dec. 31, 2012 Maximum 2006 Plan and 2010 Plan	Dec. 31, 2008 Minimum	Dec. 31, 2007 Minimum	Dec. 31, 2007 Minimum Brookstreet	Dec. 31, 2012 Minimum BioTime	Dec. 31, 2011 Minimum BioTime
Stock Based Awards [Line Items]
Options granted to employees, directors and consultants																																15,000,000	15,000,000			18,000,000		2,398,000	6,997,500	10,257,593
Expiry of Options																																10 years	10 years	10 years	10 years		10 years																																			10 years
Options vesting terms																																					50 months	50 months																															5 years	5 years
Stock-based compensation expense	$ 409,000		$ 685,000		$ 2,360,000	$ 3,540,000													$ 1,200,000																																															$ 222,000
Unrecognized compensation expense related to stock options	2,960,000	3,370,000	6,100,000	7,450,000	3,370,000	7,450,000
Weighted average period	2 years		2 years 8 months 12 days		2 years 2 months 12 days	2 years 10 months 24 days
Options issued																																																																							10 years	10 years
Compensation received as warrants	6,811,745	7,969,230		11,141,598	7,969,230	11,141,598																1,976,190
Additional warrants earned																	274,000		2,250,190										100,000												1,629,623		1,400,000	1,400,000	1,400,000														274,000			2,250,190			426,767
Warrant exercised														0.2	0.2				1											0.25	0.25										0.8		0.25	0.25	0.25	0.25	0.25					0.25	0.25						1	0.56		1				0.8
Private equity placement total																			9,900,000
Cash offering costs																			1,500,000
Non-cash offering cost																			1,200,000
Common stock, shares issued	112,363,815	87,388,815		80,036,315	87,388,815	80,036,315		1,370,000	16,325,000	5,000,000	10,125,000	484,675	1,350,000								3,510,206																												800,000	1					800,000	1						1,370,000
Value attributable to the warrants	73,672,000	69,945,000		63,995,000	69,945,000	63,995,000							1,200,000																																																	169,000		1,200,000
Deemed Dividend																		337,000
Warrant revalued							0.56																																																						0.56
Period	5 years 8 months 12 days		6 years 2 months 12 days		5 years 8 months 9 days	6 years 1 month 17 days												5 years									5 years	5 years																																								5 years							3 years
Risk free interest rates	0.94%		1.11%		0.94%	1.81%													4.58%																																																						4.58%
Dividend yield	0.00%		0.00%		0.00%	0.00%	0.00%																				0.00%	0.00%																																							0.00%						0.00%	0.00%
Volatility rate minimum	121.00%		127.00%		121.90%	81.00%	70.57%	63.00%																			134.00%	134.00%
Warrants converted into common stock																			484,675		484,675																																										612,267
Warrant per share	0.25	0.25			0.25
Warrant liabilities		0	0	38,000	0	38,000
Recorded income	0	38,000	38,000	871,000
Brookstreet Warrants outstanding																				1,721,629																					0	1,317,921					1,600,000	1,600,000	400,000	2	300,000	300,000		300,000		2	2,000,000	1,100,000
Expiry date of warrants																Feb 14, 2012							Jan 31, 2013	Jan 1, 2013	Jul 1, 2014	Jul 1, 2014			Dec 31, 2012
Fair market value of the warrants			38,000		38,000
Warrant to purchase Common stock														2,500,000	5,062,500
Class of warrant period from which warrants exercisable														5 years	5 years
Advance																														250,000	250,000
Number of shares which can be purchased by the exercise of warrants																													100,000	30,000	30,000
Number of tranches of common stock warrants issuable																													2
Strike prices																																																																						2						1.5	1.5
Vesting over four quarters						Four quarters
Risk free interest rates																			5.13%
Volatility rate maximum								71.00%
Net of cash fees and expenses								$ 1,200,000
Number of warrants vested during period																												100,000

Fair Value of Stock Option Award (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007
Significant assumptions (weighted-average)
Risk-free interest rate at grant date	0.94%	1.11%	0.94%	1.81%
Expected stock price volatility	121.00%	127.00%	121.90%	81.00%	70.57%	63.00%
Expected dividend payout	0.00%	0.00%	0.00%	0.00%	0.00%
Expected option life-years based on management's estimate	5 years 8 months 12 days	6 years 2 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days

Summary of Changes in Options Outstanding and Related Exercise Prices (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding, Number Outstanding	22,676,193	23,377,132
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 10 months 2 days	6 years 10 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 0.99	$ 0.99
Options Exercisable and vested, Number Exercisable	15,864,448	15,407,902
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 5 months 1 day	6 years 3 months 26 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.95	$ 0.95
$0.22-$0.50
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.22	$ 0.22
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.5	$ 0.5
Options Outstanding, Number Outstanding	4,050,400	4,080,800
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 1 month 24 days	7 years 4 months 28 days
Options Outstanding, Weighted Average Exercise Price	$ 0.41	$ 0.41
Options Exercisable and vested, Number Exercisable	2,387,880	2,239,220
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 9 months 18 days	5 years 10 months 10 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.43	$ 0.43
$0.51-$0.75
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.51	$ 0.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.75	$ 0.75
Options Outstanding, Number Outstanding	9,365,293	9,365,293
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 8 months 12 days	6 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 0.62	$ 0.62
Options Exercisable and vested, Number Exercisable	7,325,268	6,782,943
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 7 months 28 days	6 years 10 months 24 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.62	$ 0.62
$0.76-$1.00
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.76	$ 0.76
Options Outstanding Exercise Prices, Upper Range Limit	$ 1	$ 1
Options Outstanding, Number Outstanding	1,895,000	2,539,939
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 3 months 7 days	3 years 4 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.98	$ 0.99
Options Exercisable and vested, Number Exercisable	1,767,000	2,399,939
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 11 months 16 days	3 years 26 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.99	$ 1
$1.01-$1.25
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.01	$ 1.01
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.25	$ 1.25
Options Outstanding, Number Outstanding	343,400	355,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 1 month 2 days	8 years 4 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 1.1	$ 1.1
Options Exercisable and vested, Number Exercisable	239,800	227,900
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	8 years 1 month 2 days	8 years 4 months 2 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.1	$ 1.1
$1.26-$1.50
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.26	$ 1.26
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.5	$ 1.5
Options Outstanding, Number Outstanding	1,192,100	1,206,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 10 months 17 days	7 years 1 month 17 days
Options Outstanding, Weighted Average Exercise Price	$ 1.31	$ 1.31
Options Exercisable and vested, Number Exercisable	834,900	777,100
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 8 months 5 days	6 years 10 months 17 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.32	$ 1.33
$1.51-$3.20
Assumptions used to Determine Fair Value Options [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.51	$ 1.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 3.2	$ 3.2
Options Outstanding, Number Outstanding	5,830,000	5,830,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 2 days	7 years 9 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 1.94	$ 1.94
Options Exercisable and vested, Number Exercisable	3,309,600	2,980,800
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	7 years 5 months 19 days	7 years 8 months 9 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.96	$ 1.97

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009
2006 Plan and 2010 Plan
Summary of the changes in options outstanding and the related exercise prices for the shares of the Company's common stock options issued
Number of Shares issued Outstanding beginning balance	15,122,900	14,730,207	10,009,937
Number of shares Granted		2,398,000	6,997,500	10,257,593
Number of shares Exercised		(17,500)	(300,820)
Number of shares Canceled or expired	(56,000)	(1,987,807)	(1,976,410)
Number of shares, Outstanding, Ending balance	15,066,900	15,122,900	14,730,207
Weighted Average Exercise Price Per Share Outstanding beginning balance	$ 1.18	$ 1.26	$ 0.92
Weighted Average Exercise Price Per Share Granted		$ 0.38	$ 1.69
Weighted Average Exercise Price Per Share Exercised		$ 0.22	$ 0.5
Weighted Average Exercise Price Per Share Canceled or expired	$ 0.76	$ 0.78	$ 1.17
Weighted Average Exercise Price Per Share Outstanding Ending balance	$ 1.19	$ 1.18	$ 1.26
Outside Plan
Summary of the changes in options outstanding and the related exercise prices for the shares of the Company's common stock options issued
Number of Shares issued Outstanding beginning balance	8,254,232	8,254,232	10,708,939
Number of shares Granted
Number of shares Exercised			(454,170)
Number of shares Canceled or expired	(644,939)		(2,000,537)
Number of shares, Outstanding, Ending balance	7,609,293	8,254,232	8,254,232
Weighted Average Exercise Price Per Share Outstanding beginning balance	$ 0.65	$ 0.65	$ 0.64
Weighted Average Exercise Price Per Share Granted
Weighted Average Exercise Price Per Share Exercised			$ 0.59
Weighted Average Exercise Price Per Share Canceled or expired	$ 1		$ 0.62
Weighted Average Exercise Price Per Share Outstanding Ending balance	$ 0.62	$ 0.65	$ 0.65

Summary of Share Data Related to Warrant Transactions (Detail) (Warrants, USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended									12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				3 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Mar. 31, 2013 Series A	Dec. 31, 2010 Series A	Dec. 31, 2011 Series A	Dec. 31, 2011 Series B	Dec. 31, 2010 Series B	Mar. 31, 2013 Series B	Dec. 31, 2012 Series B	Mar. 31, 2013 YKA Loan	Dec. 31, 2012 YKA Loan	Dec. 31, 2011 YKA Loan	Dec. 31, 2010 YKA Loan	Dec. 31, 2009 YKA Loan	Dec. 31, 2012 BioTime	Mar. 31, 2013 BioTime	Dec. 31, 2010 BioTime	Dec. 31, 2009 BioTime	Dec. 31, 2012 Bridge Loan & non-cash Grants	Dec. 31, 2011 Bridge Loan & non-cash Grants	Dec. 31, 2010 Bridge Loan & non-cash Grants	Mar. 31, 2013 Bridge Loan & non-cash Grants	Dec. 31, 2012 Brookstreet	Dec. 31, 2011 Brookstreet	Dec. 31, 2010 Brookstreet	Mar. 31, 2013 Brookstreet	Dec. 31, 2011 Skin Care Marketing	Mar. 31, 2013 Skin Care Marketing	Dec. 31, 2012 Skin Care Marketing	Dec. 31, 2009 Skin Care Marketing	Mar. 31, 2013 Jan 2013 Financing	Dec. 31, 2011 Jan 2013 Financing	Dec. 31, 2010 Jan 2013 Financing	Dec. 31, 2009 Jan 2013 Financing	Mar. 31, 2013 Mar 2013 Financing	Dec. 31, 2011 Mar 2013 Financing	Dec. 31, 2010 Mar 2013 Financing	Dec. 31, 2009 Mar 2013 Financing
Summary of share data related to warrant transactions
Weighted average exercise price Outstanding, beginning balance	$ 0.34	$ 0.49	$ 0.45	$ 0.45	$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 2	$ 2	$ 0.8	$ 0.8
Weighted average exercise price, Issued	$ 0.2		$ 1.75				$ 1.5		$ 0.2		$ 2
Weighted average exercise price, Exercised			$ 0.4	$ 0.47			$ 0.25	$ 0.25			$ 0.8	$ 0.8
Weighted average exercise price, Forfeited	$ 0.25	$ 0.66				$ 0.56			$ 0.25	$ 0.8
Weighted average exercise price Outstanding, ending balance	$ 0.24	$ 0.34	$ 0.49	$ 0.45	$ 0.2	$ 0.25	$ 0.25	$ 0.25	$ 2	$ 2	$ 2	$ 0.8
Shares Outstanding, beginning balance	3,500,000	6,569,550	6,670,878	9,565,552									1,600,000	2,000,000	1,600,000	500,000	1,100,000	300,000	300,000	1,400,000	1,400,000	1,400,000	1,400,000	1,400,000	30,000		30,000	30,000	1,317,921	1,380,721	1,629,623		1,721,629	1,760,157	3,405,929			200,000	200,000
Shares Issued	7,562,500		200,000																																		200,000				5,062,500				2,500,000
Shares Exercised			(301,328)	(2,894,674)										(400,000)		(200,000)	(600,000)													(62,800)	(248,902)			(38,528)	(1,645,772)
Shares Forfeited/Cancelled	(1,600,000)	(3,069,550)											(1,600,000)												(30,000)				(1,317,921)				(1,721,629)
Number of shares, Outstanding, Ending balance	9,462,500	3,500,000	6,569,550	6,670,878										1,600,000	1,600,000	300,000	500,000	300,000	300,000	1,400,000	1,400,000	1,400,000	1,400,000	1,400,000			30,000	30,000		1,317,921	1,380,721			1,721,629	1,760,157		200,000	200,000	200,000		5,062,500				2,500,000

Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended			136 Months Ended	139 Months Ended			12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013 Tranche	Mar. 31, 2012	Dec. 31, 2012 Tranche	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2012	Mar. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Dec. 31, 2012 Another Major Customer	Dec. 31, 2012 Other major customer	Mar. 31, 2013 Skincare	Mar. 31, 2012 Skincare	Dec. 31, 2012 Skincare	Dec. 31, 2011 Skincare	Mar. 31, 2013 Oceanside sqft	Dec. 31, 2012 Oceanside sqft	Mar. 31, 2013 Walkersville sqft	Dec. 31, 2012 Walkersville sqft	Mar. 31, 2013 Frederick	Dec. 31, 2012 Frederick	Mar. 31, 2013 Priestly Drive sqft	Dec. 31, 2012 Priestly Drive sqft
Commitment And Contingencies [Line Items]
Square feet of leased office and laboratory																	8,215	8,215	3,240	3,240			4,653	4,653
Expiry of Lease																	2016-08	2016-08	2011-03	2011-03
Current base rent	$ 9,289			$ 9,289			$ 9,289										$ 8,338	$ 8,338			$ 11,306	$ 11,306	$ 5,118	$ 5,118
Percentage of increase in monthly base rent																	3.00%	3.00%					3.00%	3.00%
Expiry of Lease																					Dec 31, 2015	Dec 31, 2015	Feb 29, 2016	Feb 29, 2016
Expiry of lease additional																					5 years	5 years	5 years	5 years
Increase in monthly base rent																							9,018	9,018
Percentage of net profits generated from the proprietary mailings		40.00%		40.00%
Percentage of net revenues for direct sales generated from the proprietary mailings			20.00%	20.00%
Percentage of net revenues for referral sales			10.00%	10.00%
Termination of the agreement		30 days		30 days
Tranches of common stock		2		2
Common stock warrants to be issued for the benefit of the third party marketing organization		100,000	100,000	100,000
Strike prices, tranche one		$ 1.5	$ 1.5
Strike prices, tranche two		$ 2		$ 2
Warrant term			5 years	5 years
Percentage On Net Revenue Derived From Direct Sales									18.00%	18.00%
Percentage On Net Revenue Derived From Referral Sales									9.00%	9.00%
Warrants issued with promissory note		0	36,000	73,000	75,000	638,000	370,000	370,000
Marketing expenses		$ 511,000	$ 496,000	$ 2,065,000	$ 1,475,000		$ 5,939,000	$ 6,450,000					$ 24,000	$ 38,000	$ 149,000	$ 430,000
Consolidated revenues, percentage		16.00%	10.00%	13.00%	13.00%						11.00%	10.00%
Commission percentage on direct sale	25.00%

Summary of Future Minimum Lease Payments Required Under Operating Leases that have Initial or Remaining Non-cancelable Lease Terms in Excess of One Year (Detail) (USD $)
In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Summary of future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year
2013	$ 273	$ 367
2014	363	363
2015	372	372
2016	97	97
2017		3
Total	$ 1,105	$ 1,202

Summary of Obligation to Pay Royalties and Other Fees (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of obligation to pay royalties and other fees
License fee	$ 340,000	$ 340,000
UMass IP
Summary of obligation to pay royalties and other fees
License fee		150,000
At 12 months		15,000
At 24 months		30,000
At 36 months		45,000
Annually thereafter		60,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		1,000,000
UMass IP | Minimum
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
UMass IP | Maximum
Summary of obligation to pay royalties and other fees
Royalty rates		12.00%
ACT IP
Summary of obligation to pay royalties and other fees
License fee		225,000
At 12 months		15,000
At 24 months		38,000
At 36 months		61,000
Annually thereafter		75,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		1,000,000
ACT IP | Minimum
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
ACT IP | Maximum
Summary of obligation to pay royalties and other fees
Royalty rates		10.00%
Infigen Ip
Summary of obligation to pay royalties and other fees
License fee		25,000
At 12 months		8,000
At 24 months		8,000
At 36 months		7,000
Annually thereafter		15,000
First commercial product		250,000
Sales reaching $5,000,000		500,000
Sales reaching $10,000,000		$ 1,000,000
Infigen Ip | Minimum
Summary of obligation to pay royalties and other fees
Royalty rates		3.00%
Infigen Ip | Maximum
Summary of obligation to pay royalties and other fees
Royalty rates		10.00%

Summary of Obligation to Pay Royalties and Other Fees (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Intangible Assets Goodwill [Line Items]
Sales reaching one	$ 5,000,000
Sales reaching two	$ 10,000,000

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Operating Loss Carryforwards, Expiration Date	Various years through 2032
Increase in operating loss carryforward	$ 9,067,000
Operating loss carryforwards	43,966,000	34,899,000
Net deferred tax asset recognized	$ 0	$ 0
Change period for unrecognized tax benefits	12 months

Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%
Permanent items	(8.00%)	(4.00%)
State income taxes, net of federal taxes	4.00%	7.00%
Change in valuation allowance	(30.00%)	(41.00%)
Tax credits claimed	1.00%	2.00%
Other	(2.00%)	1.00%
Effective income tax rate	0.00%	0.00%

Summary of Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities)
Current deferred tax assets (liabilities)	$ 120	$ 148
Deferred revenues		113
Current deferred tax assets	120	261
Valuation allowances	(120)	(261)
Net current deferred tax assets
Net operating loss carryforwards	17,150	14,590
Stock based compensation	2,532	1,862
Research and development tax credit	1,206	842
Other	10
Non-current deferred tax assets	20,898	17,294
Valuation allowances	(20,898)	(17,294)
Net non-current deferred tax assets
Non-current deferred tax liabilities
Net deferred tax assets

Summary of Components of Provisions for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of components of the provisions for income taxes
Current
Deferred
Total

Subsequent Events - Additional information (Detail) (USD $)	12 Months Ended									1 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2007	Mar. 31, 2013	Mar. 15, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2006	Mar. 12, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Series C	Aug. 31, 2008 Series C	Dec. 31, 2012 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2010 Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 09, 2010 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Dec. 31, 2012 Maximum Common Stock Purchase Agreement Aspire Capital Fund, LLC	Jan. 22, 2013 Subsequent Event	Mar. 12, 2013 Subsequent Event	Feb. 07, 2013 Subsequent Event Agreement	Mar. 31, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Mar. 12, 2013 Subsequent Event Co-Chairman and Chief Executive Officer	Jan. 22, 2013 Subsequent Event Vice President	Feb. 07, 2013 Subsequent Event UMass IP	Jan. 31, 2013 Subsequent Event Series C	Mar. 31, 2012 Subsequent Event Common Stock Purchase Agreement Aspire Capital Fund, LLC	Feb. 07, 2013 Subsequent Event Minimum UMass IP	Feb. 07, 2013 Subsequent Event Maximum ACT IP
Subsequent Event [Line Items]
Number of license agreements																				3
Obligation to pay royalties range																									0.25%			6.00%	12.00%
Sold share	1,370,000	112,363,815	16,325,000	5,000,000	10,125,000	87,388,815	80,036,315	484,675	1,350,000									10,125,000	5,000,000
Common stock, par value																		$ 0.2
Common stock value		$ 112,000	$ 3,289,000			$ 87,000	$ 80,000											$ 2,025,000	$ 1,000,000
Percentage of shares purchased after exercising warrants																						50.00%	50.00%	50.00%
Warrant to purchase Common stock										2,500,000	5,062,500											5,062,500	2,500,000	5,062,500
Class of warrant period from which warrants exercisable										5 years	5 years										5 years	5 years		5 years
Warrant exercised										0.2	0.2											0.2	0.2	0.2
Conversion of convertible shares												8,000,000														8,000,000
Amount of share purchased by investors under securities purchase agreement																					100,000
Stock repurchase agreement, authorized amount																25,000,000	25,000,000
Total number of shares of common stock sold													3,000,000	9,333,333	333,333												1,200,000
Common stock sold for an aggregate to aspire capital	$ 1,200,000												$ 3,000,000	$ 5,942,000	$ 500,000												$ 264,000